UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06431

AMG FUNDS II

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: JANUARY 1, 2020 – JUNE 30, 2020

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2020

AMG GW&K Global Allocation Fund
(formerly AMG Chicago Equity Partners Balanced Fund)

Class N: MBEAX	Class I: MBESX	Class Z: MBEYX

AMG GW&K Enhanced Core Bond ESG Fund

Class N: MFDAX	Class I: MFDSX	Class Z: MFDYX

AMG GW&K Municipal Bond Fund

Class N: GWMTX	Class I: GWMIX

AMG GW&K Municipal Enhanced Yield Fund

Class N: GWMNX	Class I: GWMEX	Class Z: GWMZX

AMG GW&K Small Cap Core Fund

Class N: GWETX	Class I: GWEIX	Class Z: GWEZX

AMG GW&K Small/Mid Cap Fund

Class N: GWGVX	Class I: GWGIX	Class Z: GWGZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (https://www.amgfunds.com/resources/order_literature.html), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary or, if you invest directly with the Funds, by logging into your account at www.amgfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 800.548.4539 to inform the Funds that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in the AMG Funds Family of Funds held in your account if you invest through your financial intermediary or all funds in the AMG Funds Family of Funds held with the fund complex if you invest directly with the Funds.

amgfunds.com	063020	SAR019

AMG Funds Semi-Annual Report — June 30, 2020 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	4

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG GW&K Global Allocation Fund (formerly AMG Chicago Equity Partners Balanced Fund)	6

AMG GW&K Enhanced Core Bond ESG Fund	13

AMG GW&K Municipal Bond Fund	18

AMG GW&K Municipal Enhanced Yield Fund	24

AMG GW&K Small Cap Core Fund	28

AMG GW&K Small/Mid Cap Fund	32

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	35
Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	39
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	41
Detail of changes in assets for the past two fiscal periods

Financial Highlights	44
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	61
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

OTHER INFORMATION	70

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	71

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM	76

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2020	Expense Ratio for the Period	Beginning Account Value 01/01/20	Ending Account Value 06/30/20	Expenses Paid During the Period*
AMG GW&K Global Allocation Fund

Based on Actual Fund Return
Class N	1.08%	$1,000	$976	$5.30
Class I	0.93%	$1,000	$977	$4.57
Class Z	0.83%	$1,000	$977	$4.08

Based on Hypothetical 5% Annual Return
Class N	1.08%	$1,000	$1,019	$5.42
Class I	0.93%	$1,000	$1,020	$4.67
Class Z	0.83%	$1,000	$1,021	$4.17
AMG GW&K Enhanced Core Bond ESG Fund

Based on Actual Fund Return
Class N	0.73%	$1,000	$1,055	$3.73
Class I	0.55%	$1,000	$1,054	$2.81
Class Z	0.48%	$1,000	$1,056	$2.45

Based on Hypothetical 5% Annual Return
Class N	0.73%	$1,000	$1,021	$3.67
Class I	0.55%	$1,000	$1,022	$2.77
Class Z	0.48%	$1,000	$1,022	$2.41

Six Months Ended June 30, 2020	Expense Ratio for the Period	Beginning Account Value 01/01/20	Ending Account Value 06/30/20	Expenses Paid During the Period*
AMG GW&K Municipal Bond Fund

Based on Actual Fund Return
Class N	0.71%	$1,000	$1,019	$3.56
Class I	0.39%	$1,000	$1,022	$1.96

Based on Hypothetical 5% Annual Return
Class N	0.71%	$1,000	$1,021	$3.57
Class I	0.39%	$1,000	$1,023	$1.96
AMG GW&K Municipal Enhanced Yield Fund

Based on Actual Fund Return
Class N	0.99%	$1,000	$1,000	$4.92
Class I	0.64%	$1,000	$1,002	$3.19
Class Z	0.59%	$1,000	$1,002	$2.94

Based on Hypothetical 5% Annual Return
Class N	0.99%	$1,000	$1,020	$4.97
Class I	0.64%	$1,000	$1,022	$3.22
Class Z	0.59%	$1,000	$1,022	$2.97

About Your Fund’s Expenses (continued)

Six Months Ended June 30, 2020	Expense Ratio for the Period	Beginning Account Value 01/01/20	Ending Account Value 06/30/20	Expenses Paid During the Period*
AMG GW&K Small Cap Core Fund

Based on Actual Fund Return
Class N	1.30%	$1,000	$899	$6.14
Class I	0.95%	$1,000	$900	$4.49
Class Z	0.90%	$1,000	$901	$4.25

Based on Hypothetical 5% Annual Return
Class N	1.30%	$1,000	$1,018	$6.52
Class I	0.95%	$1,000	$1,020	$4.77
Class Z	0.90%	$1,000	$1,020	$4.52
AMG GW&K Small/Mid Cap Fund

Based on Actual Fund Return
Class N	1.10%	$1,000	$945	$5.32
Class I	0.95%	$1,000	$945	$4.59
Class Z	0.85%	$1,000	$946	$4.11

Based on Hypothetical 5% Annual Return
Class N	1.10%	$1,000	$1,019	$5.52
Class I	0.95%	$1,000	$1,020	$4.77
Class Z	0.85%	$1,000	$1,021	$4.27

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Fund Performance (unaudited) Periods ended June 30, 2020

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2020.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG GW&K Global Allocation Fund[2,3,4,5,6,7,8]

Class N	(2.44%)	2.89%	5.87%	8.75%	7.63%	01/02/97

Class I	(2.33%)	3.03%	6.04%	—	7.87%	11/30/12

Class Z	(2.28%)	3.14%	6.13%	9.02%	8.00%	01/02/97

60% MSCI ACWI/40% Bloomberg Barclays Global Aggregate Bond Index 20, 21	(1.84%)	3.91%	5.65%	6.87%	—	01/02/97	†

MSCI ACWI Index [20]	(6.25%)	2.11%	6.46%	9.16%	—	01/02/97	†

Bloomberg Barclays Global Aggregate Bond Index[21]	2.98%	4.22%	3.56%	2.81%	—	01/02/97	†
AMG GW&K Enhanced Core Bond ESG Fund[2,3,4,5,6,9,10,11]

Class N	5.45%	8.30%	3.58%	4.12%	5.44%	01/02/97

Class I	5.43%	8.37%	3.74%	—	3.24%	11/30/12

Class Z	5.57%	8.55%	3.83%	4.37%	5.81%	01/02/97

Bloomberg Barclays U.S. Aggregate Bond Index[22]	6.14%	8.74%	4.30%	3.82%	5.29%	01/02/97	†
AMG GW&K Municipal Bond Fund[2,4,6,12,13,14]

Class N	1.93%	3.75%	3.31%	3.85%	4.26%	06/30/09

Class I	2.16%	4.06%	3.68%	4.28%	4.71%	06/30/09

Bloomberg Barclays 10-Year Municipal Bond Index[23]	2.47%	4.74%	4.16%	4.47%	4.92%	06/30/09	†
AMG GW&K Municipal Enhanced Yield Fund[2,4,6,9,12,13,14,15,16]

Class N	(0.02%)	2.96%	4.76%	5.51%	6.42%	07/27/09

Class I	0.18%	3.34%	5.20%	5.95%	4.86%	12/30/05

Class Z	0.20%	3.38%	—	—	5.80%	02/24/17

Bloomberg Barclays U.S. Municipal Bond BAA Index[24]	(2.05%)	0.98%	4.40%	4.85%	3.96%	12/30/05	†
AMG GW&K Small Cap Core Fund[2,6,7,17,18]

Class N	(10.12%)	(1.41%)	5.94%	11.86%	7.70%	12/10/96

Class I	(9.98%)	(1.07%)	6.32%	12.30%	12.33%	07/27/09

Class Z	(9.94%)	(1.02%)	—	—	4.81%	02/24/17

Russell 2000® Index[25]	(12.98%)	(6.63%)	4.29%	10.50%	7.47%	12/10/96	†
AMG GW&K Small/Mid Cap Fund[2,6,7,17,18,19]

Class N	(5.53%)	2.07%	—	—	6.55%	02/24/17

Class I	(5.52%)	2.16%	5.15%	—	5.15%	06/30/15

Class Z	(5.44%)	2.24%	—	—	6.79%	02/24/17

Russell 2500® Index[26]	(11.05%)	(4.70%)	5.41%	11.46%	5.41%	06/30/15	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

† Date reflects the inception date of the Fund, not the index.

* Not annualized.

[1] Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2020. All returns are in U.S. dollars ($).

[2] From time to time, the Fund’s investment manager has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3] To the extent that the Fund invests in asset-backed or mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investments in other fixed income securities.

[4] The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.

[5] Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[6] Market prices of investments held by the Fund may fall

Fund Performance Periods ended June 30, 2020 (continued)

rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

[7] The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

[8] The Fund’s investments may not be allocated in the best performing asset classes.

[9] High-yield bonds (also known as “junk bonds”) may be subject to greater levels of interest rate, credit, and liquidity risk than investments in higher rated securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. The issuers of the Fund’s holdings may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers.

[10] Applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than performance, and the Fund may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor.

[11]  Obligations of certain government agencies are not backed by the full faith and credit of the U.S. government. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. government would provide financial support. Additionally, debt securities of the U.S. government may be affected by changing interest rates and subject to prepayment risk.

[12] Factors unique to the municipal bond market may negatively affect the value in municipal bonds.

[13] Investment income may be subject to certain state and local taxes, and depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.

[14] Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[15] The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

[16]  The use of leverage in a Fund’s strategy, such as futures and forward commitment transactions, can magnify relatively small market movements into relatively larger losses for the Fund.

[17]  The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[18]  The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[19]  The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[20]  The MSCI All Country World Index (ACWI) is a free-float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Please go to msci.com for most current list of countries represented by the Index. Unlike the Fund, the MSCI All Country World Index (ACWI) is unmanaged, is not available for investment and does not incur expenses.

[21]  The Bloomberg Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities. Unlike the Fund, the Bloomberg Barclays Global Aggregate Bond Index is unmanaged, is not available for investment and does not incur expenses.

[22]  The Bloomberg Barclays U.S. Aggregate Bond Index is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Bloomberg Barclays U.S. Aggregate Bond Index is unmanaged, is not available for investment and does not incur expenses.

[23]  The Bloomberg Barclays 10-Year Municipal Bond Index is the 10 Year (8-12) component of the Municipal Bond Index. It is a rules based, market-value-weighted index engineered for the tax-exempt bond market. The Index tracks general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds rated Baa3/BBB- or higher by at least two of the ratings agencies: Moody’s, S&P, Fitch. Unlike the Fund, the Bloomberg Barclays 10-Year Municipal Bond Index is

unmanaged, is not available for investment and does not incur expenses.

[24]  The Bloomberg Barclays U.S. Municipal Bond BAA Index is a subset of the Bloomberg Barclays U.S. Municipal Bond Index with an index rating of Baa1, Baa2, or Baa3. The Bloomberg Barclays U.S. Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term, tax-exempt bond market. Unlike the Fund, the Bloomberg Barclays U.S. Municipal Bond BAA Index is unmanaged, is not available for investment and does not incur expenses.

[25] The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small-cap stock performance. Unlike the Fund, the Russell 2000® Index is unmanaged, is not available for investment and does not incur expenses.

[26] The Russell 2500® Index is composed of the 2,500 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small/mid cap stock performance. Unlike the Fund, the Russell 2500® Index is unmanaged, is not available for investment and does not incur expenses.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank PLC (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

All MSCI data is provided “as is”. The products described here in are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described here in. Copying or redistributing the MSCI data is strictly prohibited. All holdings and sector/region allocations are subject to review and adjustment in accordance with the Fund’s investment strategy and may vary in the future, and should not be considered recommendations to buy or sell any security.

The Russell Indices are trademarks of the London Stock Exchange Group companies.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG GW&K Global Allocation Fund Fund Snapshots (unaudited) June 30, 2020

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Industrials	19.8

Information Technology	16.7

Consumer Discretionary	14.0

Financials	13.5

U.S. Government and Agency Obligations	10.6

Health Care	7.1

Communication Services	3.7

Utilities	1.9

Real Estate	1.8

Consumer Staples	1.7

Municipal Bonds	1.6

Foreign Government Obligations	1.5

Supranational Banks	1.2

Short-Term Investments	5.5

Other Assets Less Liabilities	(0.6)

Rating	% of Market Value[1]

U.S. Government and Agency Obligations	34.9

Aaa/AAA	4.8

Aa/AA	11.2

A	10.9

Baa/BBB	23.3

Ba/BB	14.4

B	0.5

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets

Goosehead Insurance, Inc., Class A	2.0

PayPal Holdings, Inc.	2.0

Adyen, N.V. (Netherlands)	2.0

HDFC Bank, Ltd., ADR (India)	2.0

Tencent Holdings, Ltd. (China)	2.0

TAL Education Group, ADR (China)	2.0

IDEXX Laboratories, Inc.	1.9

Infineon Technologies AG (Germany)	1.9

AIA Group, Ltd. (Hong Kong)	1.9

ServiceNow, Inc.	1.9

Top Ten as a Group	19.6

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Global Allocation Fund Schedule of Portfolio Investments (unaudited) June 30, 2020

	Shares	Value

Common Stocks - 64.9%

Communication Services - 3.7%

Alphabet, Inc., Class A*	1,738	$2,464,571

Tencent Holdings, Ltd. (China)	43,000	2,755,350

Total Communication Services		5,219,921

Consumer Discretionary - 14.0%

Alibaba Group Holding, Ltd. (China)*	91,100	2,458,224

Amazon.com, Inc.*	954	2,631,914

Huazhu Group Ltd., ADR (China)[1]	64,880	2,274,044

LVMH Moet Hennessy Louis Vuitton SE (France)	5,760	2,543,001

MakeMyTrip, Ltd. (India)*	150,881	2,311,497

Moncler SpA (Italy)*	59,950	2,305,279

Sands China, Ltd. (Macau)	562,400	2,215,428

TAL Education Group, ADR (China)*	40,160	2,746,141

Total Consumer Discretionary		19,485,528

Consumer Staples - 1.7%

Kusuri no Aoki Holdings Co., Ltd. (Japan)[1]	29,400	2,311,214

Financials - 7.4%

AIA Group, Ltd. (Hong Kong)	286,400	2,680,018

CME Group, Inc.	12,980	2,109,769

Goosehead Insurance, Inc., Class A*,1	37,295	2,803,092

HDFC Bank, Ltd., ADR (India)	60,940	2,770,333

Total Financials		10,363,212

Health Care - 7.1%

IDEXX Laboratories, Inc.*	8,160	2,694,106

STERIS PLC	16,150	2,478,056

UnitedHealth Group, Inc.	7,940	2,341,903

Zoetis, Inc.	17,880	2,450,275

Total Health Care		9,964,340

Industrials - 10.8%

Casella Waste Systems, Inc., Class A*	49,810	2,596,097

HEICO Corp., Class A	27,760	2,255,222

MISUMI Group, Inc. (Japan)	95,700	2,402,873

Roper Technologies, Inc.	6,830	2,651,816

SiteOne Landscape Supply, Inc.*	22,930	2,613,332

Verisk Analytics, Inc.	15,220	2,590,444

Total Industrials		15,109,784

Information Technology - 16.7%

Adyen, N.V. (Netherlands)*,2	1,913	2,784,347

ANSYS, Inc.*	8,750	2,552,638

Black Knight, Inc.*	32,700	2,372,712

Halma PLC (United Kingdom)	87,250	2,485,762

Infineon Technologies AG (Germany)	114,890	2,692,111

	Shares	Value

Mastercard, Inc., Class A	8,360	$2,472,052

PayPal Holdings, Inc.*	16,060	2,798,134

ServiceNow, Inc.*	6,590	2,669,345

Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	43,030	2,442,813

Total Information Technology		23,269,914

Real Estate - 1.8%

American Tower Corp., REIT	9,770	2,525,936

Utilities - 1.7%

NextEra Energy, Inc.	9,870	2,370,478

Total Common Stocks (Cost $77,652,789)		90,620,327

	Principal Amount

Corporate Bonds and Notes - 16.5%

Financials - 6.1%

American Tower Corp. 4.400%, 02/15/26	$251,000	290,361

Bank of America Corp.
Series MM (4.300% to 01/28/25 then 3 month LIBOR + 2.664%)
4.300%, 01/28/25[3,4,5]	185,000	166,250

The Bank of New York Mellon Corp.
Series F (4.625% to 09/20/26 then 3 month LIBOR + 3.131%)
4.625%, 09/20/26[4,5]	492,000	487,203

Boston Properties, LP 3.400%, 06/21/29	258,000	284,980

The Charles Schwab Corp.
Series G (5.375% to 06/01/25 then U.S. Treasury Yield Curve CMT 5 year + 4.971%)
5.375%, 06/01/25[3,4,5]	621,000	664,979

CIT Group, Inc. 6.125%, 03/09/28	206,000	222,777

Citigroup, Inc.
Series V (4.700% to 01/30/25 then SOFRRATE + 3.234%) 4.700%, 01/30/25[3,4,5]	334,000	297,469

CME Group, Inc. 3.750%, 06/15/28	240,000	288,546

Crown Castle International Corp. 4.000%, 03/01/27	252,000	286,830

Fifth Third Bancorp
(5.100% to 06/30/23 then 3 month LIBOR + 3.033%)
5.100%, 06/30/23[3,4,5]	363,000	318,680

The accompanying notes are an integral part of these financial statements.

AMG GW&K Global Allocation Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Financials - 6.1% (continued)

The Goldman Sachs Group, Inc.
Series S (4.400% to 02/10/25 then U.S. Treasury Yield Curve CMT 5 year + 2.850%)
4.400%, 02/10/25[1,3,4,5]	$660,000	$588,225

Iron Mountain US Holdings, Inc. 5.375%, 06/01/26[2]	225,000	226,926

JPMorgan Chase & Co.
Series HH (4.600% to 02/01/25 then SOFRRATE + 3.125%)
4.600%, 02/01/25[3,4,5]	364,000	325,325

M&T Bank Corp.
Series G (5.000% to 08/01/24 then U.S. Treasury Yield Curve CMT 5 year + 3.174%)
5.000%, 08/01/24[3,4,5]	595,000	585,662

Morgan Stanley, GMTN
(4.431% to 01/23/29 then 3 month LIBOR + 1.628%)
4.431%, 01/23/30[5]	245,000	292,112

National Rural Utilities Cooperative
Finance Corp., MTN 3.250%, 11/01/25	256,000	284,466

Northern Trust Corp.
Series D (4.600% to 01/01/26 then 3 month LIBOR + 3.202%)
4.600%, 01/01/26[3,4,5]	301,000	297,489

The PNC Financial Services Group, Inc.
Series R (4.850% to 06/01/23 then 3 month LIBOR + 3.040%)
4.850%, 06/01/23[3,4,5]	345,000	333,299

Sprint Capital Corp. 6.875%, 11/15/28	183,000	223,306

State Street Corp.
Series H (5.625% to 12/15/23 then 3 month LIBOR + 2.539%)
5.625%, 12/15/23[1,3,4,5]	334,000	324,369

Truist Financial Corp.
Series N (4.800% to 09/01/24 then U.S. Treasury Yield Curve CMT 5 year + 3.003%)
4.800%, 09/01/24[3,4,5]	617,000	568,829

US Bancorp
Series J (5.300% to 04/15/27 then 3 month LIBOR + 2.914%)
5.300%, 04/15/27[3,4,5]	317,000	320,364

Visa, Inc. 4.150%, 12/14/35	223,000	286,091

	Principal Amount	Value

Wells Fargo & Co.
Series S (5.900% to 06/15/24 then 3 month LIBOR + 3.110%)
5.900%, 06/15/24[3,4,5]	$478,000	$473,533

Total Financials		8,438,071

Industrials - 9.0%

The ADT Security Corp. 6.250%, 10/15/21	145,000	148,955

AECOM 5.125%, 03/15/27	212,000	228,655

Anheuser-Busch InBev Worldwide, Inc. 4.375%, 04/15/38	254,000	288,790

Apple, Inc. 2.900%, 09/12/27	257,000	288,297

ArcelorMittal, S.A. (Luxembourg) 4.550%, 03/11/26	134,000	135,900
6.125%, 06/01/25	85,000	92,304

AT&T, Inc. 4.250%, 03/01/27	251,000	286,087

Ball Corp. 4.875%, 03/15/26	205,000	223,280

Berry Global, Inc. 5.625%, 07/15/27[1,2]	213,000	218,997

BorgWarner, Inc. 2.650%, 07/01/27	286,000	293,892

Caterpillar, Inc. 2.600%, 04/09/30	265,000	288,592

CDW LLC/CDW Finance Corp. 4.250%, 04/01/28	218,000	222,522

Centene Corp. 3.375%, 02/15/30	224,000	226,526

Cisco Systems, Inc. 5.500%, 01/15/40[1]	197,000	287,614

Comcast Corp. 4.150%, 10/15/28	242,000	290,307

CommonSpirit Health 3.347%, 10/01/29	205,000	211,261

Crown Americas LLC / Crown Americas Capital Corp. V
4.250%, 09/30/26	216,000	221,629

CSC Holdings LLC 5.250%, 06/01/24	213,000	224,737

CVS Health Corp. 5.125%, 07/20/45	226,000	291,646

Dell, Inc. 7.100%, 04/15/28[1]	126,000	148,814

Elanco Animal Health, Inc. 5.650%, 08/28/28	211,000	234,880

The accompanying notes are an integral part of these financial statements.

AMG GW&K Global Allocation Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 9.0% (continued)

Fiserv, Inc. 4.200%, 10/01/28	$244,000	$286,509

Freeport-McMoRan, Inc. 4.550%, 11/14/24	219,000	223,129

General Motors Co. 6.125%, 10/01/25	258,000	290,235

The George Washington University Series 2018 4.126%, 09/15/48	168,000	205,798

HCA, Inc. 3.500%, 09/01/30	229,000	220,846

The Home Depot, Inc. 5.875%, 12/16/36	199,000	297,542

Howmet Aerospace, Inc. 5.125%, 10/01/24	276,000	286,052

Kaiser Foundation Hospitals 3.150%, 05/01/27	185,000	205,789

Kraft Heinz Foods Co. 4.625%, 01/30/29	140,000	151,025

Lamar Media Corp. 3.750%, 02/15/28[2]	232,000	219,455

Lennar Corp. 4.750%, 05/30/25	209,000	223,652

Level 3 Financing, Inc. 5.250%, 03/15/26	227,000	233,768

Lowe’s Cos., Inc. 4.000%, 04/15/25	254,000	289,768

Microsoft Corp. 2.525%, 06/01/50	277,000	290,427

Murphy Oil USA, Inc. 5.625%, 05/01/27	214,000	221,717

Netflix, Inc. 4.375%, 11/15/26	213,000	222,048

Newell Brands, Inc. 4.700%, 04/01/26[5]	145,000	152,595

Northrop Grumman Corp. 3.200%, 02/01/27	260,000	288,199

Nuance Communications, Inc. 5.625%, 12/15/26	214,000	223,182

PulteGroup, Inc. 5.500%, 03/01/26	208,000	227,449

Quebecor Media, Inc. (Canada) 5.750%, 01/15/23	212,000	222,622

Raytheon Technologies Corp. 3.950%, 08/16/25	251,000	285,793

Service Corp. International 4.625%, 12/15/27	146,000	152,629

	Principal Amount	Value

Silgan Holdings, Inc. 4.125%, 02/01/28[2]	$150,000	$149,062

Toll Brothers Finance Corp. 4.375%, 04/15/23	219,000	228,011

United Rentals North America, Inc. 6.500%, 12/15/26	211,000	221,951

Valvoline, Inc. 4.375%, 08/15/25	223,000	224,928

VeriSign, Inc. 5.250%, 04/01/25	137,000	152,084

Verizon Communications, Inc. 3.875%, 02/08/29	245,000	289,986

Walmart, Inc. 4.050%, 06/29/48	223,000	293,965

Waste Management, Inc. 3.900%, 03/01/35	237,000	281,126

WESCO Distribution, Inc. 5.375%, 06/15/24[1]	225,000	224,742

Xerox Corp. 4.125%, 03/15/23[5]	226,000	226,364

Total Industrials		12,566,133

Supranational Banks - 1.2%

Inter-American Development Bank 0.625%, 07/15/25	860,000	865,215

International Bank for Reconstruction & Development Series GDIF (SOFRRATE + 0.390%) 0.471%, 06/17/24[5]	860,000	859,658

Total Supranational Banks		1,724,873

Utilities - 0.2%

Northern States Power Co. 2.900%, 03/01/50	269,000	293,008

Total Corporate Bonds and Notes (Cost $22,806,663)		23,022,085

Municipal Bonds - 1.6%

California State General Obligation, School Improvements 7.550%, 04/01/39	260,000	464,123

JobsOhio Beverage System, Series B 4.532%, 01/01/35	355,000	443,818

Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	330,000	457,156

Metropolitan Transportation Authority 6.687%, 11/15/40	355,000	451,123

New Jersey Transportation Trust Fund Authority 5.754%, 12/15/28	375,000	408,949

Total Municipal Bonds (Cost $2,179,308)		2,225,169

The accompanying notes are an integral part of these financial statements.

AMG GW&K Global Allocation Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

U.S. Government and Agency Obligations - 10.6%

Fannie Mae - 5.6%

FNMA 2.500%, 01/01/35 to 02/01/35	$932,338	$987,511
3.500%, 02/01/35 to 01/01/48	1,034,719	1,100,409
4.000%, 12/01/21 to 09/01/49	2,233,783	2,421,252
4.500%, 02/01/49 to 09/01/49	2,231,961	2,446,724
5.000%, 09/01/33 to 07/01/47	710,893	816,712
5.500%, 02/01/37	9,607	11,037

Total Fannie Mae		7,783,645

Freddie Mac - 2.0%

FHLMC Gold Pool 3.500%, 05/01/44 to 01/01/46	1,513,416	1,646,197

FHLMC Multifamily Structured Pass Through Certificates Series K073, 3.350%, 01/25/28	921,000	1,070,773

Total Freddie Mac		2,716,970

U.S. Treasury Obligations - 3.0%

U.S. Treasury Bonds 3.500%, 02/15/39	870,000	1,231,509
4.500%, 02/15/36	809,000	1,238,876

U.S. Treasury Notes 1.500%, 02/15/30	922,000	996,876
6.250%, 08/15/23	627,000	745,640

Total U.S. Treasury Obligations		4,212,901

Total U.S. Government and Agency Obligations (Cost $14,691,160)		14,713,516

Foreign Government Obligations - 1.5%

Abu Dhabi Government International Bond (United Arab Emirates) 2.500%, 04/16/25[2]	350,000	369,534

Finland Government International Bond (Finland) 0.875%, 05/20/30[2]	400,000	400,391

	Principal Amount	Value

Japan Finance Organization for Municipalities (Japan) 1.000%, 05/21/25[2]	$732,000	$738,308

Kingdom of Belgium Government International Bond (Belgium) 1.000%, 05/28/30[2]	200,000	201,017

Province of Ontario Canada (Canada) 1.050%, 05/21/27[1]	215,000	215,368

Province of Quebec Canada (Canada) 1.350%, 05/28/30	215,000	219,018

Total Foreign Government Obligations (Cost $2,126,606)		2,143,636

Short-Term Investments - 5.5%

Joint Repurchase Agreements - 0.5%[6]

RBC Dominion Securities, Inc., dated 06/30/20, due 07/01/20, 0.090% total to be received $690,537 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 07/31/20 - 07/01/50, totaling $704,346)	690,535	690,535

	Shares
Other Investment Companies - 5.0%

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.10%[7]	6,982,284	6,982,284

Total Short-Term Investments (Cost $7,672,819)		7,672,819

Total Investments - 100.6% (Cost $127,129,345)		140,397,552

Other Assets, less Liabilities - (0.6)%		(825,397)

Net Assets - 100.0%		$139,572,155

*	Non-income producing security.
[1]

Some of these securities, amounting to $2,255,471 or 1.6% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the value of these securities amounted to $5,308,037 or 3.8% of net assets.

[3]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2020. Rate will reset at a future date.
[4]	Perpetuity Bond. The date shown represents the next call date.
[5]

Variable rate security. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[6]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[7]	Yield shown represents the June 30, 2020, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
GMTN	Global Medium-Term Notes
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
REIT	Real Estate Investment Trust
SOFRRATE	Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

AMG GW&K Global Allocation Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks

Information Technology	$18,092,041	$5,177,873	—	$23,269,914

Consumer Discretionary	9,963,596	9,521,932	—	19,485,528

Industrials	12,706,911	2,402,873	—	15,109,784

Financials	7,683,194	2,680,018	—	10,363,212

Health Care	9,964,340	—	—	9,964,340

Communication Services	2,464,571	2,755,350	—	5,219,921

Real Estate	2,525,936	—	—	2,525,936

Utilities	2,370,478	—	—	2,370,478

Consumer Staples	—	2,311,214	—	2,311,214
Corporate Bonds and Notes†	—	23,022,085	—	23,022,085

Municipal Bonds†	—	2,225,169	—	2,225,169

U.S. Government and Agency Obligations†	—	14,713,516	—	14,713,516

Foreign Government Obligations	—	2,143,636	—	2,143,636

Short-Term Investments

Joint Repurchase Agreements	—	690,535	—	690,535

Other Investment Companies	6,982,284	—	—	6,982,284

Total Investments in Securities	$72,753,351	$67,644,201	—	$140,397,552

†

All corporate bonds and notes, municipal bonds, and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Global Allocation Fund Schedule of Portfolio Investments (continued)

The country allocation in the Schedule of Portfolio Investments at June 30, 2020, was as follows:

Country	% of Long-Term Investments

Belgium	0.2

Canada	0.5

China	7.7

Finland	0.3

France	1.9

Germany	2.0

Hong Kong	2.0

India	3.8

Italy	1.7

Japan	4.1

Luxembourg	0.2

Macau	1.7

Netherlands	2.1

Taiwan	1.8

United Arab Emirates	0.3

United Kingdom	1.9

United States	67.8

100.0

The accompanying notes are an integral part of these financial statements.

AMG GW&K Enhanced Core Bond ESG Fund Fund Snapshots (unaudited) June 30, 2020

PORTFOLIO BREAKDOWN

Category	% of Net Assets

Corporate Bonds and Notes	55.4

U.S. Government and Agency Obligations	34.1

Municipal Bonds	7.8

Short-Term Investments	5.2

Other Assets Less Liabilities	(2.5)

Rating	% of Market Value[1]

U.S. Government and Agency Obligations	35.0

Aaa/AAA	2.0

Aa/AA	9.8

A	13.2

Baa/BBB	25.3

Ba/BB	14.7

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets

FNMA, 4.000%, 10/01/43	6.1

FNMA, 4.500%, 04/01/41	4.5

U.S. Treasury Bonds, 4.500%, 02/15/36	4.3

FHLMC, 5.000%, 10/01/36	2.8

California State General Obligation, School Improvements, 7.550%, 04/01/39	2.2

FNMA, 3.500%, 11/01/42	2.2

FNMA, 4.000%, 12/01/33	2.2

FHLMC Multifamily Structured Pass Through Certificates, Series K071, Class A2, 3.286%, 11/25/27	2.0

The George Washington University, Series 2018, 4.126%, 09/15/48	1.6

Comcast Corp., 4.150%, 10/15/28	1.5

Top Ten as a Group	29.4

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Enhanced Core Bond ESG Fund Schedule of Portfolio Investments (unaudited) June 30, 2020

	Principal Amount	Value

Corporate Bonds and Notes - 55.4%

Financials - 14.4%

Aircastle, Ltd. (Bermuda) 5.000%, 04/01/23	$372,000	$362,723

Ally Financial, Inc. 8.000%, 11/01/31	304,000	393,040

American Tower Corp. 4.400%, 02/15/26	302,000	349,358

Bank of America Corp. Series MM (4.300% to 01/28/25 then 3 month LIBOR + 2.664%) 4.300%, 01/28/25[1,2,3]	394,000	354,068

The Bank of New York Mellon Corp., MTN 2.450%, 08/17/26	321,000	349,670

Boston Properties, LP 3.400%, 06/21/29	313,000	345,732

The Charles Schwab Corp. Series G (5.375% to 06/01/25 then U.S. Treasury Yield Curve CMT 5 year + 4.971%) 5.375%, 06/01/25[1,2,3]	496,000	531,127

CIT Group, Inc. 6.125%, 03/09/28[4]	295,000	319,025

Crown Castle International Corp. 4.300%, 02/15/29	305,000	353,932

Equinix, Inc. 3.200%, 11/18/29	342,000	372,522

The Goldman Sachs Group, Inc. Series S (4.400% to 02/10/25 then U.S. Treasury Yield Curve CMT 5 year + 2.850%) 4.400%, 02/10/25[1,2,3]	575,000	512,469

Iron Mountain US Holdings, Inc. 5.375%, 06/01/26[5]	161,000	162,378

JPMorgan Chase & Co. 2.950%, 10/01/26	314,000	345,154

Visa, Inc. 4.300%, 12/14/45	289,000	382,875

Total Financials		5,134,073

Industrials - 41.0%

AECOM 5.125%, 03/15/27	27,000	29,121
5.875%, 10/15/24	294,000	318,286

Apple, Inc. 2.900%, 09/12/27	305,000	342,142

ArcelorMittal, S.A. (Luxembourg) 6.125%, 06/01/25	327,000	355,099

AT&T, Inc. 4.250%, 03/01/27	304,000	346,496

	Principal Amount	Value

Ball Corp. 4.875%, 03/15/26	$322,000	$350,713

Berry Global, Inc. 5.625%, 07/15/27[4,5]	160,000	164,505

BorgWarner, Inc. 2.650%, 07/01/27	353,000	362,741

Campbell Soup Co. 2.375%, 04/24/30	332,000	344,608

CDW LLC / CDW Finance Corp. 4.125%, 05/01/25	44,000	44,247
5.500%, 12/01/24	276,000	300,811

Charter Communications Operating LLC/Charter Communications Operating Capital 4.908%, 07/23/25	319,000	365,839

The Coca-Cola Co. 1.650%, 06/01/30	523,000	533,402

Comcast Corp. 4.150%, 10/15/28	456,000	547,024

CommonSpirit Health 3.347%, 10/01/29	350,000	360,690

Crown Americas LLC / Crown Americas Capital Corp. IV 4.500%, 01/15/23	238,000	244,691

Crown Americas LLC / Crown Americas Capital Corp. V 4.250%, 09/30/26	77,000	79,007

CVS Health Corp. 5.125%, 07/20/45	286,000	369,074

Dell, Inc. 7.100%, 04/15/28[4]	302,000	356,680

Elanco Animal Health, Inc. 5.650%, 08/28/28[3]	325,000	361,782

Fidelity National Information Services, Inc. Series 10Y 4.250%, 05/15/28	278,000	328,596

The Ford Foundation Series 2020 2.415%, 06/01/50	393,000	404,906

The George Washington University Series 2018 4.126%, 09/15/48	461,000	564,718

HCA, Inc. 5.375%, 02/01/25	317,000	340,475

Lennar Corp. 4.750%, 05/30/25	154,000	164,796

Lowe’s Cos., Inc. 4.000%, 04/15/25	310,000	353,654

Microsoft Corp. 2.525%, 06/01/50	264,000	276,797

Murphy Oil USA, Inc. 5.625%, 05/01/27	166,000	171,986

The accompanying notes are an integral part of these financial statements.

AMG GW&K Enhanced Core Bond ESG Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 41.0% (continued)

Netflix, Inc. 4.375%, 11/15/26	$326,000	$339,848

Newell Brands, Inc. 4.700%, 04/01/26[3]	318,000	334,657

Northrop Grumman Corp. 3.200%, 02/01/27[4]	327,000	362,465

Parker-Hannifin Corp. 3.250%, 06/14/29	333,000	368,641

PulteGroup, Inc. 5.000%, 01/15/27	147,000	157,717
5.500%, 03/01/26	165,000	180,428

Raytheon Technologies Corp. 3.950%, 08/16/25	314,000	357,526

RELX Capital, Inc. 4.000%, 03/18/29	305,000	354,727

Sprint Corp. 7.125%, 06/15/24	296,000	334,758

Starbucks Corp. 2.550%, 11/15/30	336,000	353,234

Steel Dynamics, Inc. 2.400%, 06/15/25	340,000	350,568

Sysco Corp. 2.400%, 02/15/30	407,000	403,180

Toll Brothers Finance Corp. 4.375%, 04/15/23	169,000	175,954

United Rentals North America, Inc. 6.500%, 12/15/26	327,000	343,971

Verizon Communications, Inc. 3.875%, 02/08/29	322,000	381,125

VF Corp. 2.800%, 04/23/27	346,000	366,602

Waste Management, Inc. 3.450%, 06/15/29[4]	306,000	315,439

Xylem, Inc. 2.250%, 01/30/31	357,000	359,905

Total Industrials		14,623,631

Total Corporate Bonds and Notes (Cost $18,851,111)		19,757,704

Municipal Bonds - 7.8%

California State General Obligation, School Improvements 7.550%, 04/01/39	440,000	785,440

County of Miami-Dade FL Aviation Revenue, Series C 4.280%, 10/01/41	460,000	492,287

JobsOhio Beverage System, Series B 3.985%, 01/01/29	295,000	331,887

JobsOhio Beverage System, Series B 4.532%, 01/01/35	5,000	6,251

	Principal Amount	Value

Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	$370,000	$512,568

Metropolitan Transportation Authority, Transit Improvement 6.668%, 11/15/39	245,000	315,298

University of California, University & College Improvements, Series BD 3.349%, 07/01/29	315,000	361,340

Total Municipal Bonds (Cost $2,543,743)		2,805,071

U.S. Government and Agency Obligations - 34.1%

Fannie Mae - 22.3%

FNMA 2.500%, 11/01/34 to 02/01/35	488,333	515,557
3.500%, 11/01/42 to 11/01/48	1,562,863	1,701,562
4.000%, 12/01/33 to 07/01/49	2,915,366	3,178,276
4.500%, 01/01/40 to 07/01/49	2,054,112	2,281,158
5.000%, 11/01/43	232,297	266,659

Total Fannie Mae		7,943,212

Freddie Mac - 7.5%

FHLMC 2.500%, 11/01/34	136,277	144,604
5.000%, 10/01/36	870,137	999,397

FHLMC Gold Pool 3.500%, 02/01/30 to 05/01/44	426,886	458,851

FHLMC Multifamily Structured Pass Through Certificates
Series K071, Class A2 3.286%, 11/25/27	611,000	707,359
Series K076, Class A2 3.900%, 04/25/28	291,000	350,089

Total Freddie Mac		2,660,300

U.S. Treasury Obligations - 4.3%

U.S. Treasury Bonds 4.500%, 02/15/36	1,015,000	1,554,338

Total U.S. Treasury Obligations		1,554,338

Total U.S. Government and Agency Obligations (Cost $11,446,190)		12,157,850

Short-Term Investments - 5.2%

Joint Repurchase Agreements - 3.8%[6]

Citigroup Global Markets, Inc., dated 06/30/20, due 07/01/20, 0.090% total to be received $1,000,003 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.500% - 7.500%, 07/31/21 - 05/20/70, totaling $1,020,000)	1,000,000	1,000,000

The accompanying notes are an integral part of these financial statements.

AMG GW&K Enhanced Core Bond ESG Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Joint Repurchase Agreements - 3.8%[6] (continued)

Morgan, Stanley & Co. LLC, dated 06/30/20, due 07/01/20, 0.090% total to be received $362,492 (collateralized by various U.S. Government Agency Obligations, 2.500% - 6.000%, 01/01/21 - 07/01/50, totaling $369,741)	$362,491	$362,491

Total Joint Repurchase Agreements		1,362,491

	Shares

Other Investment Companies - 1.4%

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.10%[7]	480,277	480,277

Total Short-Term Investments (Cost $1,842,768)		1,842,768

Value

Total Investments - 102.5% (Cost $34,683,812)	$36,563,393

Other Assets, less Liabilities - (2.5)%	(888,716)

Net Assets - 100.0%	$35,674,677

[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2020. Rate will reset at a future date.
[2]	Perpetuity Bond. The date shown represents the next call date.
[3]

Variable rate security. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[4]

Some of these securities, amounting to $1,486,873 or 4.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[5]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the value of these securities amounted to $326,883 or 0.9% of net assets.

[6]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[7]	Yield shown represents the June 30, 2020, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note

The accompanying notes are an integral part of these financial statements.

AMG GW&K Enhanced Core Bond ESG Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Corporate Bonds and Notes†	—	$19,757,704	—	$19,757,704

Municipal Bonds†	—	2,805,071	—	2,805,071

U.S. Government and Agency Obligations†	—	12,157,850	—	12,157,850

Short-Term Investments

Joint Repurchase Agreements	—	1,362,491	—	1,362,491

Other Investment Companies	$480,277	—	—	480,277

Total Investments in Securities	$480,277	$36,083,116	—	$36,563,393

†

All corporate bonds and notes, municipal bonds, and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Fund Snapshots (unaudited) June 30, 2020

PORTFOLIO BREAKDOWN

Category	% of Net Assets

Transportation	23.0

Utilities	22.7

General Obligation	21.9

Medical	8.0

Water	6.3

Higher Education	5.0

Power	2.3

Tobacco Settlement	0.8

Short-Term Investments	10.4

Other Assets Less Liabilities	(0.4)

Rating	% of Market Value[1]

Aaa/AAA	28.3

Aa/AA	44.5

A	24.3

Baa/BBB	2.9

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets

State of Maryland, Series B, 5.000%, 08/01/25	2.5

Wisconsin State Revenue, Department of Transportation, Series 2, 5.000%, 07/01/29	2.2

North Carolina State Limited Obligation, Series B, 5.000%, 05/01/28	1.7

Iowa Finance Authority, State Revolving Fund Green Bond, 5.000%, 08/01/30	1.7

Metropolitan Transportation Authority, Transit Revenue, Green Bond, Series B, 5.000%, 11/15/27	1.4

State of Maryland, Department of Transportation, 5.000%, 09/01/29	1.3

State of Maryland, Department of Transportation, 5.000%, 10/01/28	1.3

University of Missouri, Series B, 5.000%, 11/01/30	1.2

Michigan Finance Authority, Henry Ford Health System, 5.000%, 11/15/29	1.2

Texas Transportation Commission Fund, Series A, 5.000%, 04/01/27	1.2

Top Ten as a Group	15.7

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (unaudited) June 30, 2020

	Principal Amount	Value

Municipal Bonds - 90.0%

Arizona - 1.6%

Arizona Department of Transportation State Highway Fund Revenue 5.000%, 07/01/28	$5,040,000	$6,254,136

Arizona Water Infrastructure Finance Authority, Water Quality Revenue, Series A 5.000%, 10/01/26	10,000,000	11,869,600

Total Arizona		18,123,736

California - 4.4%

California Municipal Finance Authority, Community Medical Centers, Series A 5.000%, 02/01/27	950,000	1,145,292
5.000%, 02/01/30	1,630,000	1,927,801
5.000%, 02/01/31	900,000	1,059,489
5.000%, 02/01/32	1,855,000	2,172,335

San Francisco City & County Airport Commission, San Francisco International Airport, Series A 5.000%, 05/01/34	5,000,000	6,218,900
5.000%, 05/01/35	5,800,000	7,184,692

State of California 5.000%, 08/01/29	7,235,000	9,020,236
5.000%, 09/01/29	5,075,000	6,341,618
5.000%, 04/01/32	5,000,000	7,102,700

State of California, Series C 5.000%, 09/01/26	7,715,000	9,423,487

Total California		51,596,550

Colorado - 2.0%

Colorado Health Facilities Authority, Series A 5.000%, 01/01/27	2,500,000	3,079,875
5.000%, 01/01/28	2,500,000	3,145,775
5.000%, 01/01/29	4,125,000	5,302,935
5.000%, 08/01/33	4,250,000	5,146,835

Regional Transportation District County COPS, Series A 5.000%, 06/01/24	6,000,000	6,718,740

Total Colorado		23,394,160

Connecticut - 3.6%

State of Connecticut Special Tax Revenue 5.000%, 05/01/28	3,000,000	3,823,920

State of Connecticut Special Tax Revenue, Transportation Infrastructure 5.000%, 08/01/24	5,340,000	6,246,785
5.000%, 01/01/30	10,180,000	12,710,748

State of Connecticut Special Tax Revenue, Series B 5.000%, 10/01/35	7,500,000	9,269,175

State of Connecticut, Series A 5.000%, 01/15/31	7,615,000	9,819,619

Total Connecticut		41,870,247

	Principal Amount	Value

District of Columbia - 4.2%

District of Columbia Water & Sewer Authority Public Utility Revenue, Sub Lien, Series C 5.000%, 10/01/24	$5,500,000	$6,061,055

District of Columbia, Series A 5.000%, 06/01/30	6,020,000	7,435,001
5.000%, 10/15/30	5,050,000	6,745,841

District of Columbia, Series B 5.000%, 10/01/28	7,100,000	9,465,862
5.000%, 06/01/31	10,080,000	13,123,152

Washington Convention & Sports Authority, Series A 5.000%, 10/01/27	5,525,000	6,174,132

Total District of Columbia		49,005,043

Florida - 4.2%

Escambia County Health Facilities Authority 5.000%, 08/15/37	6,000,000	7,203,180

Florida’s Turnpike Enterprise, Department of Transportation, Series C 5.000%, 07/01/28	7,075,000	8,807,455

Lee Memorial Health System, Series A 5.000%, 04/01/34	5,500,000	6,697,460

Orange County Health Facilities Authority, Series A 5.000%, 10/01/31	4,525,000	5,403,167

Orange County Health Facilities Authority, Series G 5.000%, 10/01/26	3,000,000	3,648,000

State of Florida, Capital Outlay, Series B 5.000%, 06/01/27	9,045,000	10,639,724

State of Florida, Department of Transportation, Fuel Sales Tax Revenue, Series B 5.000%, 07/01/26	5,780,000	6,048,539

Total Florida		48,447,525

Georgia - 1.8%

Atlanta Water & Wastewater Revenue 5.000%, 11/01/25	5,100,000	6,176,253

Georgia State University & College Improvements, Series A 5.000%, 07/01/27	4,600,000	5,001,212

Private Colleges & Universities Authority, Series B 5.000%, 09/01/30	6,825,000	9,387,242

Total Georgia		20,564,707

Illinois - 5.9%

Chicago O’Hare International Airport, Series B 5.000%, 01/01/28	10,670,000	12,310,833

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Illinois - 5.9% (continued)

Chicago O’Hare International Airport,
Senior Lien, Series A 5.000%, 01/01/36	$10,000,000	$12,098,500
5.000%, 01/01/38	5,500,000	6,611,165

Illinois State Finance Authority Revenue, Clean Water Initiative Revenue 5.000%, 07/01/27	11,000,000	13,455,970

Illinois State Toll Highway Authority, Series A 5.000%, 12/01/31	9,670,000	11,440,480

Illinois State Toll Highway Authority, Senior Revenue Bonds, Series A 5.000%, 01/01/30	10,050,000	12,732,847

Total Illinois		68,649,795

Indiana - 1.2%

Indiana Finance Authority, Series C 5.000%, 06/01/29	4,800,000	6,400,704

Indiana Transportation Finance Authority, Series C 5.500%, 12/01/25	6,070,000	7,594,845

Total Indiana		13,995,549

Iowa - 1.6%

Iowa Finance Authority, State Revolving Fund Green Bond 5.000%, 08/01/30	15,025,000	19,227,943

Kentucky - 0.6%

Louisville/Jefferson County Metropolitan Government, Norton Healthcare Inc., Series A 5.000%, 10/01/29	5,495,000	6,531,687

Maryland - 6.6%

Maryland State Transportation Authority 5.000%, 07/01/33	6,350,000	8,450,199

State of Maryland, Department of Transportation 5.000%, 10/01/28	12,365,000	15,528,338
5.000%, 09/01/29	12,205,000	15,681,716

State of Maryland, Series B 5.000%, 08/01/25	24,125,000	29,613,920

State of Maryland, State & Local Facilities Loan of 2019, 1st Series 5.000%, 03/15/30	6,000,000	8,072,040

Total Maryland		77,346,213

Massachusetts - 3.1%

Commonwealth of Massachusetts 5.000%, 07/01/29 [1]	6,000,000	8,084,280

Commonwealth of Massachusetts, Series A 5.000%, 07/01/25	7,700,000	9,428,034

Massachusetts Bay Transportation Authority 5.000%, 07/01/22	10,000,000	10,931,000

	Principal Amount	Value

Massachusetts Water Resources Authority, Series C 5.000%, 08/01/31	$6,080,000	$7,558,109

Total Massachusetts		36,001,423

Michigan - 3.3%

Lansing Board of Water & Light, Series A 5.500%, 07/01/41	5,000,000	5,261,800

Michigan Finance Authority, Henry Ford Health System 5.000%, 11/15/29	11,450,000	13,795,418

Michigan State Building Authority Revenue, Series I 5.000%, 04/15/27	5,700,000	6,949,953

State of Michigan 5.000%, 03/15/27	10,000,000	12,582,200

Total Michigan		38,589,371

Minnesota - 1.6%

City of Minneapolis MN, Fairview Health Services, Series A 5.000%, 11/15/35	3,165,000	3,771,350

Minneapolis-St Paul Metropolitan Airports Commission, Series A 5.000%, 01/01/25	5,000,000	5,914,850

State of Minnesota 5.000%, 08/01/23	9,415,000	9,451,248

Total Minnesota		19,137,448

Mississippi - 0.9%

State of Mississippi, Series A 5.000%, 10/01/28	10,000,000	10,585,900

Missouri - 1.7%

University of Missouri, Series A 5.000%, 11/01/26	5,495,000	6,525,423

University of Missouri, Series B 5.000%, 11/01/30	10,010,000	13,821,908

Total Missouri		20,347,331

Nebraska - 0.5%

University of Nebraska Facilities Corp. 5.000%, 07/15/25	5,010,000	6,091,308

New Jersey - 0.4%

New Jersey State Turnpike Authority Revenue, Series B 5.000%, 01/01/28	4,010,000	5,065,392

New Mexico - 0.3%

New Mexico Finance Authority 5.000%, 06/01/22	2,845,000	3,098,262

New York - 9.6%

Long Island Power Authority 5.000%, 09/01/35	5,015,000	6,262,030

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

New York - 9.6% (continued)

Metropolitan Transportation Authority, Transit Revenue, Green Bond, Series B 5.000%, 11/15/27	$14,225,000	$16,301,565

Metropolitan Transportation Authority, Transit Revenue, Series F 5.000%, 11/15/24	4,950,000	5,246,406
5.000%, 11/15/27	5,000,000	5,254,550
5.000%, 11/15/28	4,750,000	5,258,915

New York City General Obligation, Series I 5.000%, 08/01/24	5,000,000	5,451,300

New York City Transitional Finance Authority Building Aid Revenue,
Series S-3, Sub-Series S-3A 5.000%, 07/15/31	5,080,000	6,469,685

New York City Transitional Finance Authority Future Tax Secured Revenue, Series C 5.000%, 11/01/20	5,000,000	5,079,100

New York City Transitional Finance Authority, Future Tax Secured Revenue, Series C 5.000%, 11/01/26	9,585,000	11,460,018

New York State Dormitory Authority, Series A 5.000%, 12/15/25	8,645,000	9,542,610
5.000%, 12/15/27	5,640,000	6,213,983
5.000%, 03/15/31	7,670,000	9,890,235

New York State Dormitory Authority, Series D 5.000%, 02/15/27	5,355,000	5,715,391

New York State Dormitory Authority, Series E 5.000%, 03/15/32	8,410,000	10,022,029

Onondaga Civic Development Corp, Series A 5.000%, 12/01/33	2,720,000	3,616,920

Total New York		111,784,737

North Carolina - 1.7%

North Carolina State Limited Obligation, Series B 5.000%, 05/01/28	15,300,000	19,505,052

Ohio - 3.0%

Ohio State General Obligation, Series A 5.000%, 09/01/26	7,090,000	8,959,066

Ohio State General Obligation, Series T 5.000%, 05/01/30	5,000,000	6,358,500

Ohio Water Development Authority, Water Pollution Control Loan Fund, Series 2015A 5.000%, 06/01/25	5,000,000	6,092,150

State of Ohio, Series A 5.000%, 08/01/21	12,545,000	13,191,820

Total Ohio		34,601,536

Oregon - 2.0%

Oregon State Lottery, Series C 5.000%, 04/01/27	10,000,000	12,077,500

	Principal Amount	Value

Oregon State Lottery, Series D 5.000%, 04/01/28	$9,225,000	$11,117,509

Total Oregon		23,195,009

Pennsylvania - 2.2%

Allegheny County Hospital Development Authority,
University Pittsburgh Medical Center 5.000%, 07/15/31	5,520,000	6,903,257

Commonwealth Financing Authority,
Pennsylvania Tobacco 5.000%, 06/01/32	7,880,000	9,714,779

Lancaster County Hospital Authority,
University of Pennsylvania Health Revenue 5.000%, 08/15/26	6,970,000	8,537,832

Total Pennsylvania		25,155,868

Texas - 9.4%

Central Texas Turnpike System Transportation Commission, Series C 5.000%, 08/15/31	11,175,000	12,350,163

Central Texas Turnpike System, Series A 5.000%, 08/15/39	8,000,000	10,212,000

City of Corpus Christi TX Utility System Revenue,
Junior Lien 5.000%, 07/15/29	3,125,000	4,060,813

City of San Antonio TX Electric & Gas
Systems Revenue 5.000%, 02/01/26	9,350,000	11,554,356

Dallas Area Rapid Transit, Senior Lien 5.250%, 12/01/28	8,865,000	11,868,373

Lower Colorado River Authority, LCRA Transmission Services Corporation 5.000%, 05/15/29	3,815,000	4,426,392

North Texas Municipal Water District
Water System Revenue,
Refunding And Improvement 5.000%, 09/01/29	7,350,000	9,131,713

North Texas Tollway Authority Revenue, Special Projects System, 1st Tier, Series A 5.000%, 01/01/25	6,460,000	7,404,581

North Texas Tollway Authority, 2nd Tier, Series B 5.000%, 01/01/31	2,000,000	2,376,720
5.000%, 01/01/32	3,010,000	3,580,726

North Texas Tollway Authority, Series A 5.000%, 01/01/26	7,795,000	8,905,788

Texas Private Activity Bond Surface
Transportation Corp. 4.000%, 12/31/37	5,000,000	5,514,050
4.000%, 12/31/38	3,735,000	4,106,520

Texas Transportation Commission Fund, Series A 5.000%, 04/01/27	12,550,000	13,588,638

Total Texas		109,080,833

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Utah - 2.3%

Salt Lake City Corp. Airport Revenue, Series A 5.000%, 07/01/29	$3,450,000	$4,335,063
5.000%, 07/01/30	6,585,000	8,212,088

State of Utah, Series B 5.000%, 07/01/22	7,500,000	8,206,125

Utah Transit Authority, Series A 5.000%, 06/15/27	5,020,000	6,052,915

Total Utah		26,806,191

Virginia - 2.0%

Virginia College Building Authority, Series A 5.000%, 09/01/21	10,000,000	10,556,500

Virginia Public Building Authority, Series B 5.000%, 08/01/25	10,430,000	12,773,621

Total Virginia		23,330,121

Washington - 4.7%

Energy Northwest Electric Revenue,
Bonneville Power 5.000%, 07/01/25	10,305,000	12,566,226

Energy Northwest Nuclear Revenue,
Project 3, Series A 5.000%, 07/01/25	7,965,000	9,712,760

State of Washington School Improvements, Series C 5.000%, 02/01/28	7,370,000	9,093,917

State of Washington, Series R-2015C 5.000%, 07/01/28	10,265,000	12,248,403

University of Washington, University & College Improvements Revenue, Series C 5.000%, 07/01/27	7,270,000	8,036,185

Washington Health Care Facilities Authority, Series A 5.000%, 08/01/38	3,005,000	3,583,643

Total Washington		55,241,134

West Virginia - 0.4%

West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligation 5.000%, 01/01/35	3,745,000	4,472,616

[1]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at June 30, 2020, amounted to $19,399,758, or 1.7% of net assets.
[2]	Yield shown represents the June 30, 2020, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

	Principal Amount	Value

Wisconsin - 3.2%

State of Wisconsin 5.000%, 05/01/29 [1]	$3,500,000	$4,566,100
5.000%, 05/01/30 [1]	2,390,000	3,182,381
5.000%, 05/01/31 [1]	2,700,000	3,566,997

Wisconsin State Revenue, Department of Transportation, Series 2 5.000%, 07/01/29	20,405,000	26,108,401

Total Wisconsin		37,423,879

Total Municipal Bonds (Cost $989,995,043)		1,048,266,566

Short-Term Investments - 10.4%

Municipal Bonds - 6.8%

New York - 2.3%

New York State Dormitory Authority, Series B 5.000%, 03/31/21	26,000,000	26,918,580

Texas - 4.5%

State of Texas 4.000%, 08/27/20	51,805,000	52,110,131

Total Municipal Bonds (Cost $78,954,920)		79,028,711

	Shares
Other Investment Companies - 3.6%

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.10% [2]	41,683,880	41,683,880

Total Short-Term Investments (Cost $120,638,800)		120,712,591

Total Investments - 100.4% (Cost $1,110,633,843)		1,168,979,157

Other Assets, less Liabilities - (0.4)%		(4,775,051)

Net Assets - 100.0%		$1,164,204,106

COPS    Certificates of Participation

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Municipal Bonds†	—	$1,048,266,566	—	$1,048,266,566

Short-Term Investments

Municipal Bonds†	—	79,028,711	—	79,028,711

Other Investment Companies	$41,683,880	—	—	41,683,880

Total Investments in Securities	$41,683,880	$1,127,295,277	—	$1,168,979,157

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Fund Snapshots (unaudited) June 30, 2020

PORTFOLIO BREAKDOWN

Category	% of Net Assets

Medical	31.0

Transportation	28.7

Utilities	13.5

General Obligation	13.2

Tobacco Settlement	4.8

Education	4.8

Housing	2.7

Short-Term Investments	5.6

Other Assets Less Liabilities	(4.3)

Rating	% of Market Value[1]

Aa/AA	22.6

A	32.8

Baa/BBB	43.9

Ba/BB	0.7

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets

Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	3.4

West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligation, 5.000%, 01/01/43	3.0

State of California, 5.000%, 03/01/36	2.8

California Municipal Finance Authority, Senior Lien-LINXS APM Project, 5.000%, 12/31/43	2.6

New Jersey Economic Development Authority, Series DDD, 5.000%, 06/15/42	2.6

Chicago O’Hare International Airport, Senior Lien, Series A, 5.000%, 01/01/48	2.6

Central Plains Energy Project Project #3, Series A, 5.000%, 09/01/42	2.4

New York Transportation Development Corp., Laguardia Airport Terminal B, 5.000%, 07/01/46	2.4

Colorado Health Facilities Authority, Series A, 5.000%, 08/01/44	2.3

Commonwealth of Massachusetts, 5.000%, 07/01/45	2.3

Top Ten as a Group	26.4

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (unaudited) June 30, 2020

	Principal Amount	Value

Municipal Bonds - 98.7%

California - 10.9%

California Municipal Finance Authority, Community Medical Centers, Series A 5.000%, 02/01/42	$2,375,000	$2,690,115

California Municipal Finance Authority, Senior Lien-LINXS APM Project 5.000%, 12/31/43	7,175,000	8,146,567

California Municipal Finance Authority, Series I 5.000%, 05/15/43	3,000,000	3,392,760
5.000%, 05/15/48	4,600,000	5,172,378

Los Angeles Unified School District 4.000%, 07/01/44	5,000,000	5,860,400

State of California 5.000%, 03/01/36	6,510,000	8,642,025

Total California		33,904,245

Colorado - 4.2%

Colorado Health Facilities Authority, Series A 5.000%, 08/01/44	6,115,000	7,188,916

Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008 6.500%, 11/15/38	4,015,000	6,043,177

Total Colorado		13,232,093

Connecticut - 5.6%

Connecticut State Health & Educational Facilities Authority 5.000%, 12/01/45	2,850,000	3,301,440

State of Connecticut Special Tax Revenue 4.000%, 05/01/39	1,000,000	1,141,030
5.000%, 05/01/40	1,000,000	1,257,760

State of Connecticut Special Tax Revenue, Transportation Infrastructure 5.000%, 01/01/38	5,135,000	6,201,848

State of Connecticut, Series E 5.000%, 09/15/35	2,435,000	3,000,772
5.000%, 09/15/37	2,200,000	2,693,174

Total Connecticut		17,596,024

Florida - 6.5%

City of Tampa, Series H 4.000%, 07/01/45	1,175,000	1,299,503
5.000%, 07/01/50	2,250,000	2,728,867

Escambia County Health Facilities Authority 4.000%, 08/15/45	5,000,000	5,358,600

Miami Beach Health Facilities Authority Mt. Sinai Medical Center 5.000%, 11/15/39	5,220,000	5,684,423

Orange County Health Facilities Authority, Orlando Health Inc., Series A 5.000%, 10/01/39	4,395,000	5,132,833

Total Florida		20,204,226

	Principal Amount	Value

Illinois - 8.8%

Chicago O’Hare International Airport, Senior Lien, Series A 5.000%, 01/01/48	$6,750,000	$7,956,158

Metropolitan Pier & Exposition Authority 5.000%, 06/15/50	5,000,000	5,341,500

Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series B 5.000%, 06/15/52	6,055,000	6,126,691

State of Illinois 5.500%, 05/01/39	4,000,000	4,507,760
5.750%, 05/01/45	3,000,000	3,415,230

Total Illinois		27,347,339

Louisiana - 2.1%

New Orleans Aviation Board, General Airport North Terminal, Series B 5.000%, 01/01/48	5,845,000	6,656,637

Massachusetts - 2.3%

Commonwealth of Massachusetts 5.000%, 07/01/45 [1]	5,500,000	7,095,770

Michigan - 1.1%

Michigan State Hospital Finance Authority, Ascension Senior Credit Group 5.000%, 11/15/46	3,010,000	3,538,556

Minnesota - 3.7%

City of Minneapolis MN, Fairview Health Services, Series A 5.000%, 11/15/49	5,910,000	6,868,366

Duluth Economic Development Authority, Essentia Health Obligated Group 5.000%, 02/15/48	4,100,000	4,693,434

Total Minnesota		11,561,800

Nebraska - 2.4%

Central Plains Energy Project
Project #3, Series A 5.000%, 09/01/42	5,500,000	7,437,375

New Jersey - 8.5%

New Jersey Economic Development Authority 5.000%, 11/01/44	3,000,000	3,304,950

New Jersey Economic Development Authority, Series DDD 5.000%, 06/15/42	7,365,000	7,989,773

New Jersey Economic Development Authority, Series WW 5.250%, 06/15/40	1,095,000	1,179,830

New Jersey Transportation Trust Fund Authority, Series BB 5.000%, 06/15/44	2,000,000	2,190,140

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

New Jersey - 8.5% (continued)

New Jersey Transportation Trust Fund Authority, Transportation System, Series A 5.000%, 12/15/34	$2,515,000	$2,834,028

Tobacco Settlement Financing Corp.
Series A 5.000%, 06/01/46	2,500,000	2,870,650
5.250%, 06/01/46	3,285,000	3,829,850

Tobacco Settlement Financing Corp.
Series B 5.000%, 06/01/46	2,050,000	2,251,986

Total New Jersey		26,451,207

New York - 12.8%

City of New York, Series A 5.000%, 08/01/45	4,405,000	5,435,594

City of New York, Series D 5.000%, 03/01/43	4,955,000	6,215,849

Metropolitan Transportation Authority, Series B 5.000%, 11/15/29	1,115,000	1,334,321

Metropolitan Transportation Authority, Series C 4.750%, 11/15/45	3,000,000	3,331,710
5.000%, 11/15/50	2,000,000	2,271,700
5.250%, 11/15/55	3,000,000	3,440,130

New York State Dormitory Authority, Series A 5.000%, 03/15/45	5,040,000	6,141,744

New York Transportation Development Corp., Laguardia Airport Terminal B 5.000%, 07/01/46	6,820,000	7,345,549

Triborough Bridge & Tunnel Authority, Series A 5.000%, 11/15/49	3,500,000	4,392,430

Total New York		39,909,027

Oklahoma - 4.4%

Norman Regional Hospital Authority 5.000%, 09/01/45	4,335,000	4,994,570

Oklahoma Development Finance Authority, Health Ou Medicine Project, Series B 5.250%, 08/15/48	2,975,000	3,419,465
5.500%, 08/15/52	4,500,000	5,233,590

Total Oklahoma		13,647,625

Pennsylvania - 3.9%

Geisinger Authority, Series G 4.000%, 04/01/50	5,000,000	5,581,800
5.000%, 04/01/50	5,500,000	6,742,505

Total Pennsylvania		12,324,305

Rhode Island - 2.0%

Tobacco Settlement Financing Corp. Series A 5.000%, 06/01/35	2,000,000	2,224,920
5.000%, 06/01/40	3,635,000	3,913,114

Total Rhode Island		6,138,034

	Principal Amount	Value

South Carolina - 1.3%

South Carolina Jobs-Economic Development Authority, Series I 5.000%, 12/01/46	$3,325,000	$4,081,803

Texas - 10.4%

Central Texas Regional Mobility Authority 5.000%, 01/01/46	3,750,000	4,078,800

Central Texas Turnpike System, Series C 5.000%, 08/15/42	2,065,000	2,230,117

Dallas Area Rapid Transit, Series A 5.000%, 12/01/45	1,010,000	1,275,600

Texas Private Activity Bond Surface
Transportation Corp. 5.000%, 06/30/58	9,180,000	10,447,207

Texas Private Activity Bond Surface Transportation Corp., Senior Lien-Blueridge Transport 5.000%, 12/31/40	3,955,000	4,165,960
5.000%, 12/31/45	3,880,000	4,057,006

Texas Private Activity Bond Surface
Transportation Corp., Series A 4.000%, 12/31/39	5,500,000	6,030,310

Total Texas		32,285,000

Virginia - 2.0%

Virginia Small Business Financing Authority,
Transform 66 P3 Project 5.000%, 12/31/49	2,500,000	2,773,400
5.000%, 12/31/52	3,170,000	3,506,210

Total Virginia		6,279,610

Washington - 2.8%

Washington Health Care Facilities Authority 4.000%, 09/01/45 [1]	1,000,000	1,128,800
5.000%, 09/01/45 [1]	2,000,000	2,463,560
5.000%, 09/01/50 [1]	4,250,000	5,203,870

Total Washington		8,796,230

West Virginia - 3.0%

West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligation 5.000%, 01/01/43	8,000,000	9,299,760

Total Municipal Bonds (Cost $295,249,235)		307,786,666

	Shares

Short-Term Investments - 5.6%

Other Investment Companies - 5.6%

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.10% [2]	17,524,362	17,524,362

Total Short-Term Investments (Cost $17,524,362)		17,524,362

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

Value

Total Investments - 104.3% (Cost $312,773,597)	$325,311,028

Other Assets, less Liabilities - (4.3)%	(13,494,066)

Net Assets - 100.0%	$311,816,962

[1]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at June 30, 2020, amounted to $15,892,000, or 5.1% of net assets.
[2]	Yield shown represents the June 30, 2020, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Municipal Bonds†	—	$307,786,666	—	$307,786,666

Short-Term Investments

Other Investment Companies	$17,524,362	—	—	17,524,362

Total Investments in Securities	$17,524,362	$307,786,666	—	$325,311,028

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Small Cap Core Fund Fund Snapshots (unaudited) June 30, 2020

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Health Care	20.2

Information Technology	17.1

Industrials	16.3

Consumer Discretionary	13.7

Financials	13.6

Real Estate	5.3

Materials	4.4

Consumer Staples	4.1

Utilities	2.5

Energy	1.0

Short-Term Investments	4.4

Other Assets Less Liabilities	(2.6)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Syneos Health, Inc.	2.2

Grand Canyon Education, Inc.	2.2

QTS Realty Trust, Inc., Class A	2.0

Paylocity Holding Corp.	1.9

HubSpot, Inc.	1.9

Ritchie Bros. Auctioneers, Inc. (Canada)	1.8

UFP Industries, Inc.	1.8

Lithia Motors, Inc., Class A	1.8

Texas Roadhouse, Inc.	1.7

STAG Industrial, Inc.	1.7

Top Ten as a Group	19.0

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (unaudited) June 30, 2020

	Shares	Value

Common Stocks - 98.2%

Consumer Discretionary - 13.7%

Churchill Downs, Inc.[1]	30,419	$4,050,290

Chuy’s Holdings, Inc.*	105,620	1,571,626

Five Below, Inc.*	54,225	5,797,195

Grand Canyon Education, Inc.*	105,394	9,541,319

Helen of Troy, Ltd.*	32,252	6,081,437

Lithia Motors, Inc., Class A1	51,673	7,819,675

Ollie’s Bargain Outlet Holdings, Inc.*,1	66,805	6,523,508

Oxford Industries, Inc.	62,807	2,764,136

Skyline Champion Corp.*	229,633	5,589,267

Texas Roadhouse, Inc.	147,147	7,735,518

Wolverine World Wide, Inc.[1]	130,645	3,110,657

Total Consumer Discretionary		60,584,628

Consumer Staples - 4.1%

Central Garden & Pet Co.*	40,344	1,451,981

Central Garden & Pet Co., Class A*	195,277	6,598,410

Performance Food Group Co.*	207,017	6,032,475

WD-40 Co.[1]	20,110	3,987,813

Total Consumer Staples		18,070,679

Energy - 1.0%

Dril-Quip, Inc.*	53,500	1,593,765

WPX Energy, Inc.*	465,200	2,967,976

Total Energy		4,561,741

Financials - 13.6%

Ameris Bancorp	191,498	4,517,438

AMERISAFE, Inc.	93,630	5,726,411

Cathay General Bancorp	207,890	5,467,507

Cohen & Steers, Inc.	86,809	5,907,353

Glacier Bancorp, Inc.	185,591	6,549,506

Horace Mann Educators Corp.	150,781	5,538,186

Houlihan Lokey, Inc.	101,982	5,674,279

Meridian Bancorp, Inc.	158,363	1,837,011

Pacific Premier Bancorp, Inc.	202,758	4,395,793

PRA Group, Inc.*	77,355	2,990,544

Seacoast Banking Corp. of Florida*	208,373	4,250,809

Stifel Financial Corp.	102,210	4,847,820

Webster Financial Corp.	82,619	2,363,730

Total Financials		60,066,387

Health Care - 20.2%

AtriCure, Inc.*	143,274	6,440,166

Catalent, Inc.*	77,750	5,699,075

CryoLife, Inc.*,1	145,182	2,783,139

	Shares	Value

CryoPort, Inc.*,1	138,613	$4,193,043

Emergent BioSolutions, Inc.*	59,752	4,725,188

Globus Medical, Inc., Class A*	151,549	7,230,403

Haemonetics Corp.*	48,270	4,323,061

HealthEquity, Inc.*	75,335	4,419,905

ICU Medical, Inc.*	32,971	6,076,885

Integra LifeSciences Holdings Corp.*	105,396	4,952,558

LHC Group, Inc.*	37,910	6,608,471

Phreesia, Inc.*	120,625	3,411,275

Progyny, Inc.*,1	125,600	3,241,736

Quidel Corp.*,1	32,307	7,228,368

Supernus Pharmaceuticals, Inc.*	122,510	2,909,613

Syneos Health, Inc.*,1	167,353	9,748,312

Veracyte, Inc.*,1	204,538	5,297,534

Total Health Care		89,288,732

Industrials - 16.3%

Alamo Group, Inc.	51,650	5,301,356

Allegiant Travel Co.	34,105	3,724,607

Heartland Express, Inc.	250,437	5,214,098

Helios Technologies, Inc.	123,360	4,595,160

ICF International, Inc.	80,753	5,235,217

Mobile Mini, Inc.	138,993	4,100,294

Patrick Industries, Inc.[1]	110,554	6,771,433

Primoris Services Corp.	245,853	4,366,349

RBC Bearings, Inc.*	48,315	6,476,143

Ritchie Bros. Auctioneers, Inc. (Canada)	197,075	8,050,514

SiteOne Landscape Supply, Inc.*,1	58,934	6,716,708

UFP Industries, Inc.	160,548	7,948,731

US Ecology, Inc.	107,746	3,650,434

Total Industrials		72,151,044

Information Technology - 17.1%

CACI International, Inc., Class A*	20,820	4,515,442

The Descartes Systems Group, Inc. (Canada)*	84,334	4,461,269

Entegris, Inc.[1]	87,780	5,183,409

HubSpot, Inc.*	37,340	8,377,229

MACOM Technology Solutions Holdings, Inc.*,1	147,234	5,057,488

Novanta, Inc.*	60,180	6,425,419

Paylocity Holding Corp.*	59,227	8,640,627

Power Integrations, Inc.	36,822	4,349,783

Proofpoint, Inc.*	39,369	4,374,683

Rapid7, Inc.*,1	86,026	4,389,046

Rogers Corp.*	36,737	4,577,430

Silicon Laboratories, Inc.*	60,531	6,069,443

The accompanying notes are an integral part of these financial statements.

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 17.1% (continued)

Viavi Solutions, Inc.*	354,500	$4,516,330

Virtusa Corp.*	153,080	4,970,508

Total Information Technology		75,908,106

Materials - 4.4%

Balchem Corp.	61,586	5,842,048

Compass Minerals International, Inc.[1]	63,011	3,071,786

PolyOne Corp.	232,320	6,093,754

Silgan Holdings, Inc.	144,144	4,668,824

Total Materials		19,676,412

Real Estate - 5.3%

National Health Investors, Inc., REIT	86,055	5,225,260

QTS Realty Trust, Inc., Class A, REIT [1]	137,437	8,808,337

Ryman Hospitality Properties, Inc., REIT	56,987	1,971,750

STAG Industrial, Inc., REIT	261,913	7,679,289

Total Real Estate		23,684,636

Utilities - 2.5%

IDACORP, Inc.	64,946	5,674,332

NorthWestern Corp.	101,483	5,532,853

Total Utilities		11,207,185

Total Common Stocks

(Cost $374,591,592)		435,199,550

	Principal Amount
Short-Term Investments - 4.4%

Joint Repurchase Agreements - 2.5%[2]

Cantor Fitzgerald Securities, Inc., dated 06/30/20, due 07/01/20, 0.100% total to be received $2,458,633 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 08/01/20 -02/20/70, totaling $2,507,799)	$2,458,626	2,458,626

	Principal Amount	Value

Citadel Securities LLC, dated 06/30/20, due 07/01/20, 0.150% total to be received $1,403,983 (collateralized by various U.S. Treasuries, 0.000% - 7.625%, 07/31/20 -11/15/49, totaling $1,432,063)	$1,403,977	$1,403,977

Citigroup Global Markets, Inc., dated 06/30/20, due 07/01/20, 0.090% total to be received $2,634,758 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.500% - 7.500%, 07/31/21 -05/20/70, totaling $2,687,446)	2,634,751	2,634,751

RBC Dominion Securities, Inc., dated 06/30/20, due 07/01/20, 0.090% total to be received $2,005,352 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 07/31/20 -07/01/50, totaling $2,045,454)	2,005,347	2,005,347

State of Wisconsin Investment Board, dated 06/30/20, due 07/01/20, 0.240% total to be received $2,590,966 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 01/15/22 -02/15/47, totaling $2,648,774)	2,590,949	2,590,949

Total Joint Repurchase Agreements		11,093,650

	Shares
Other Investment Companies - 1.9%

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.10%[3]	8,386,433	8,386,433

Total Short-Term Investments (Cost $19,480,083)		19,480,083

Total Investments - 102.6% (Cost $394,071,675)		454,679,633

Other Assets, less Liabilities - (2.6)%		(11,523,460)

Net Assets - 100.0%		$443,156,173

*	Non-income producing security.

[1]

Some of these securities, amounting to $70,653,714 or 15.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the June 30, 2020, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT   Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$435,199,550	—	—	$435,199,550

Short-Term Investments

Joint Repurchase Agreements	—	$11,093,650	—	11,093,650

Other Investment Companies	8,386,433	—	—	8,386,433

Total Investments in Securities	$443,585,983	$11,093,650	—	$454,679,633

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Small/Mid Cap Fund Fund Snapshots (unaudited) June 30, 2020

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Health Care	18.0

Information Technology	17.6

Industrials	15.6

Consumer Discretionary	14.1

Financials	12.7

Real Estate	7.4

Materials	6.1

Consumer Staples	3.7

Utilities	1.9

Energy	1.2

Short-Term Investments	1.8

Other Assets Less Liabilities	(0.1)

TOP TEN HOLDINGS

Security Name	% of Net Assets

West Pharmaceutical Services, Inc.	2.4

Zebra Technologies Corp., Class A	2.3

Exponent, Inc.	2.3

Booz Allen Hamilton Holding Corp.	2.2

RPM International, Inc.	2.2

Catalent, Inc.	2.1

MarketAxess Holdings, Inc.	2.0

Bio-Rad Laboratories, Inc., Class A	2.0

Nordson Corp.	1.9

Neurocrine Biosciences, Inc.	1.9

Top Ten as a Group	21.3

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Small/Mid Cap Fund Schedule of Portfolio Investments (unaudited) June 30, 2020

	Shares	Value

Common Stocks - 98.3%

Consumer Discretionary - 14.1%

Bright Horizons Family Solutions, Inc.*	15,455	$1,811,326

Burlington Stores, Inc.*	14,113	2,779,273

Carter’s, Inc.	22,680	1,830,277

Cavco Industries, Inc.*	13,136	2,533,278

Dorman Products, Inc.*	33,330	2,235,443

Five Below, Inc.*	31,444	3,361,678

Grand Canyon Education, Inc.*	18,129	1,641,218

Lithia Motors, Inc., Class A1	17,548	2,655,539

Polaris, Inc.	27,047	2,503,200

Pool Corp.	11,335	3,081,646

Texas Roadhouse, Inc.	44,956	2,363,337

Vail Resorts, Inc.[1]	7,251	1,320,770

Total Consumer Discretionary		28,116,985

Consumer Staples - 3.7%

BJ’s Wholesale Club Holdings, Inc.*	97,527	3,634,832

Lancaster Colony Corp.	17,588	2,725,964

Performance Food Group Co.*	37,858	1,103,182

Total Consumer Staples		7,463,978

Energy - 1.2%

Dril-Quip, Inc.*	22,741	677,454

Parsley Energy, Inc., Class A	169,300	1,808,124

Total Energy		2,485,578

Financials - 12.7%

Artisan Partners Asset Management, Inc., Class A	30,536	992,420

Atlantic Union Bankshares Corp.	52,929	1,225,836

Glacier Bancorp, Inc.	44,744	1,579,016

Kemper Corp.	32,358	2,346,602

Kinsale Capital Group, Inc.	12,748	1,978,617

MarketAxess Holdings, Inc.	8,118	4,066,469

Pinnacle Financial Partners, Inc.	55,979	2,350,558

Signature Bank	22,007	2,352,988

TCF Financial Corp.	65,484	1,926,539

Voya Financial, Inc.	60,900	2,840,985

Webster Financial Corp.	32,853	939,924

Western Alliance Bancorp.	70,877	2,684,112

Total Financials		25,284,066

Health Care - 18.0%

Acadia Healthcare Co., Inc.*,1	53,993	1,356,304

Bio-Rad Laboratories, Inc., Class A*	8,668	3,913,515

Catalent, Inc.*	56,065	4,109,564

Chemed Corp.	4,627	2,087,101

	Shares	Value

ICU Medical, Inc.*	7,690	$1,417,344

Insulet Corp.*	12,050	2,340,833

Integer Holdings Corp.*	26,050	1,902,953

Jazz Pharmaceuticals PLC (Ireland)*	15,848	1,748,668

Molina Healthcare, Inc.*	17,250	3,070,155

Neurocrine Biosciences, Inc.*	30,975	3,778,950

STERIS PLC	21,572	3,310,008

Syneos Health, Inc.*	36,183	2,107,660

West Pharmaceutical Services, Inc.	21,263	4,830,316

Total Health Care		35,973,371

Industrials - 15.6%

Exponent, Inc.	55,718	4,509,258

Federal Signal Corp.	65,154	1,937,028

Gibraltar Industries, Inc.*	66,541	3,194,633

Graco, Inc.	43,491	2,087,133

Hexcel Corp.[1]	50,238	2,271,762

Ingersoll Rand, Inc.*	100,164	2,816,612

Nordson Corp.	20,008	3,795,718

RBC Bearings, Inc.*	23,090	3,094,983

Ritchie Bros. Auctioneers, Inc. (Canada)	63,014	2,574,122

Schneider National, Inc., Class B	74,307	1,833,154

The Toro Co.	44,143	2,928,447

Total Industrials		31,042,850

Information Technology - 17.6%

Booz Allen Hamilton Holding Corp.	57,016	4,435,275

Cerence, Inc.*,1	27,621	1,128,042

Cognex Corp.	42,344	2,528,784

Entegris, Inc.	44,700	2,639,535

Envestnet, Inc.*	25,245	1,856,517

EPAM Systems, Inc.*	10,838	2,731,284

Gartner, Inc.*	16,986	2,060,911

HubSpot, Inc.*	15,850	3,555,948

Power Integrations, Inc.	13,673	1,615,192

Rapid7, Inc.*,1	49,070	2,503,551

Silicon Laboratories, Inc.*	21,466	2,152,396

SS&C Technologies Holdings, Inc.	17,182	970,439

Tyler Technologies, Inc.*	6,721	2,331,380

Zebra Technologies Corp., Class A*	17,718	4,534,922

Total Information Technology		35,044,176

Materials - 6.1%

AptarGroup, Inc.	19,121	2,141,170

Eagle Materials, Inc.	28,881	2,028,024

Quaker Chemical Corp.[1]	19,051	3,536,818

The accompanying notes are an integral part of these financial statements.

AMG GW&K Small/Mid Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Materials - 6.1% (continued)

RPM International, Inc.	58,817	$4,414,804

Total Materials		12,120,816

Real Estate - 7.4%

American Campus Communities, Inc., REIT	53,591	1,873,541

CoreSite Realty Corp., REIT	18,276	2,212,493

Easterly Government Properties, Inc., REIT	123,991	2,866,672

Hudson Pacific Properties, Inc., REIT	54,083	1,360,728

Physicians Realty Trust, REIT	118,995	2,084,792

Summit Hotel Properties, Inc., REIT	213,806	1,267,870

Sun Communities, Inc., REIT	22,627	3,070,031

Total Real Estate		14,736,127

Utilities - 1.9%

OGE Energy Corp.	51,272	1,556,618

	Shares	Value

Portland General Electric Co.	53,905	$2,253,768

Total Utilities		3,810,386

Total Common Stocks (Cost $177,025,027)		196,078,333

Short-Term Investments - 1.8%

Other Investment Companies - 1.8%

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.10%[2]	3,595,477	3,595,477

Total Short-Term Investments (Cost $3,595,477)		3,595,477

Total Investments - 100.1% (Cost $180,620,504)		199,673,810

Other Assets, less Liabilities - (0.1)%		(112,911)

Net Assets - 100.0%		$199,560,899

*	Non-income producing security.
[1]

Some of these securities, amounting to $12,246,691 or 6.1% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Yield shown represents the June 30, 2020, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT   Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Common Stocks†	$196,078,333	—	—	$196,078,333

Short-Term Investments

Other Investment Companies	3,595,477	—	—	3,595,477

Total Investments in Securities	$199,673,810	—	—	$199,673,810

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited) June 30, 2020

	AMG GW&K Global Allocation Fund	AMG GW&K Enhanced Core Bond ESG Fund	AMG GW&K Municipal Bond Fund

Assets:

Investments at value [1] (including securities on loan valued at $2,255,471, $1,486,873, and $0, respectively)	$140,397,552	$36,563,393	$1,168,979,157

Foreign currency[2]	47,905	—	—

Receivable for investments sold	—	275,814	—

Dividend and interest receivables	366,306	265,773	14,881,596

Securities lending income receivable	—	585	—

Receivable for Fund shares sold	24,162	5,118	3,060,192

Receivable from affiliate	26,804	10,988	59,762

Prepaid expenses and other assets	29,595	21,961	62,236

Total assets	140,892,324	37,143,632	1,187,042,943

Liabilities:

Payable upon return of securities loaned	690,535	1,362,491	—

Payable for investments purchased	256,991	49,585	862,193

Payable for delayed delivery investments purchased	—	—	19,361,700

Payable for Fund shares repurchased	226,553	9,759	2,103,297

Accrued expenses:

Investment advisory and management fees	68,939	8,636	194,744

Administrative fees	17,235	4,318	140,679

Distribution fees	9,425	2,870	3,862

Shareholder service fees	7,072	635	47,998

Other	43,419	30,661	124,364

Total liabilities	1,320,169	1,468,955	22,838,837

Net Assets	$139,572,155	$35,674,677	$1,164,204,106

[1] Investments at cost	$127,129,345	$34,683,812	$1,110,633,843

[2] Foreign currency at cost	$48,061	—	—

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG GW&K Global Allocation Fund	AMG GW&K Enhanced Core Bond ESG Fund	AMG GW&K Municipal Bond Fund

Net Assets Represent:

Paid-in capital	$132,913,875	$37,548,566	$1,103,650,154

Total distributable earnings (loss)	6,658,280	(1,873,889)	60,553,952

Net Assets	$139,572,155	$35,674,677	$1,164,204,106

Class N:

Net Assets	$45,656,696	$13,978,193	$19,975,284

Shares outstanding	2,853,061	1,320,551	1,627,506

Net asset value, offering and redemption price per share	$16.00	$10.59	$12.27

Class I:

Net Assets	$90,010,366	$10,934,227	$1,144,228,822

Shares outstanding	5,564,429	1,029,179	92,713,624

Net asset value, offering and redemption price per share	$16.18	$10.62	$12.34

Class Z:

Net Assets	$3,905,093	$10,762,257	—

Shares outstanding	241,472	1,013,477	—

Net asset value, offering and redemption price per share	$16.17	$10.62	—

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG GW&K Municipal Enhanced Yield Fund	AMG GW&K Small Cap Core Fund	AMG GW&K Small/Mid Cap Fund

Assets:

Investments at value[1] (including securities on loan valued at $0, $70,653,714, and $12,246,691, respectively)	$325,311,028	$454,679,633	$199,673,810

Dividend and interest receivables	2,539,358	324,207	83,199

Securities lending income receivable	—	11,620	870

Receivable for Fund shares sold	273,470	548,385	84,329

Receivable from affiliate	19,711	3,391	4,305

Prepaid expenses and other assets	33,035	26,814	18,323

Total assets	328,176,602	455,594,050	199,864,836

Liabilities:

Payable upon return of securities loaned	—	11,093,650	—

Payable for delayed delivery investments purchased	15,839,053	—	—

Payable for Fund shares repurchased	308,697	958,841	131,088

Accrued expenses:

Investment advisory and management fees	112,280	253,667	104,359

Administrative fees	37,427	54,357	24,083

Distribution fees	2,679	1,665	34

Shareholder service fees	13,542	14,793	9,125

Other	45,962	60,904	35,248

Total liabilities	16,359,640	12,437,877	303,937

Net Assets	$311,816,962	$443,156,173	$199,560,899

[1] Investments at cost	$312,773,597	$394,071,675	$180,620,504

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG GW&K Municipal Enhanced Yield Fund	AMG GW&K Small Cap Core Fund	AMG GW&K Small/Mid Cap Fund

Net Assets Represent:

Paid-in capital	$297,479,807	$391,635,573	$186,743,583

Total distributable earnings	14,337,155	51,520,600	12,817,316

Net Assets	$311,816,962	$443,156,173	$199,560,899

Class N:

Net Assets	$13,955,464	$7,328,361	$162,805

Shares outstanding	1,353,359	312,546	13,231

Net asset value, offering and redemption price per share	$10.31	$23.45	$12.30

Class I:

Net Assets	$297,740,790	$338,219,774	$115,359,242

Shares outstanding	29,652,239	14,140,112	9,360,579

Net asset value, offering and redemption price per share	$10.04	$23.92	$12.32

Class Z:

Net Assets	$120,708	$97,608,038	$84,038,852

Shares outstanding	12,024	4,079,678	6,810,855

Net asset value, offering and redemption price per share	$10.04	$23.93	$12.34

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited) For the six months ended June 30, 2020

	AMG GW&K Global Allocation Fund	AMG GW&K Enhanced Core Bond ESG Fund	AMG GW&K Municipal Bond Fund

Investment Income:

Dividend income	$1,165,730	$2,642	$62,969

Interest income	923,031	481,324	11,087,979

Securities lending income	11,535	1,794	—

Foreign withholding tax	(20,777)	—	—
Total investment income	2,079,519	485,760	11,150,948
Expenses:

Investment advisory and management fees	583,959	50,540	1,110,286

Administrative fees	145,990	25,270	800,081

Distribution fees - Class N	66,944	17,617	23,637

Shareholder servicing fees - Class N	—	—	10,894

Shareholder servicing fees - Class I	64,617	3,305	261,967

Custodian fees	80,491	9,281	37,935

Registration fees	30,500	27,832	43,078

Professional fees	27,688	24,527	58,645

Reports to shareholders	18,590	7,092	18,852

Trustee fees and expenses	14,008	1,611	49,092

Transfer agent fees	13,795	2,140	14,686

Miscellaneous	6,617	1,900	14,555
Total expenses before offsets	1,053,199	171,115	2,443,708

Expense reimbursements	(110,762)	(69,324)	(333,272)

Expense reductions	(4,875)	—	—
Net expenses	937,562	101,791	2,110,436

Net investment income	1,141,957	383,969	9,040,512

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	(6,231,141)	528,086	2,151,913

Net realized loss on foreign currency transactions	(17,014)	—	—

Net change in unrealized appreciation/depreciation on investments	(8,164,189)	839,206	11,551,770

Net change in unrealized appreciation/depreciation on foreign currency translations	(301)	—	—
Net realized and unrealized gain (loss)	(14,412,645)	1,367,292	13,703,683

Net increase (decrease) in net assets resulting from operations	$(13,270,688)	$1,751,261	$22,744,195

The accompanying notes are an integral part of these financial statements.

Statement of Operations (continued)

	AMG GW&K Municipal Enhanced Yield Fund	AMG GW&K Small Cap Core Fund	AMG GW&K Small/Mid Cap Fund

Investment Income:

Dividend income	$40,721	$2,309,437	$1,059,325

Interest income	4,468,033	270	—

Securities lending income	—	44,316	5,522

Foreign withholding tax	—	(11,520)	(3,598)
Total investment income	4,508,754	2,342,503	1,061,249
Expenses:

Investment advisory and management fees	630,910	1,436,738	586,173

Administrative fees	210,303	307,872	135,271

Distribution fees - Class N	7,968	10,364	194

Shareholder servicing fees - Class N	4,781	6,218	—

Shareholder servicing fees - Class I	68,478	76,868	48,845

Custodian fees	15,670	20,420	13,412

Registration fees	28,899	34,009	19,482

Professional fees	28,966	30,476	22,530

Reports to shareholders	5,598	9,470	3,983

Trustee fees and expenses	12,799	19,127	8,232

Transfer agent fees	3,995	8,911	2,804

Miscellaneous	4,684	7,077	3,587
Total expenses before offsets	1,023,051	1,967,550	844,513

Expense reimbursements	(114,289)	(26,797)	(28,939)

Expense reductions	—	(19,065)	(2,635)
Net expenses	908,762	1,921,688	812,939

Net investment income	3,599,992	420,815	248,310

Net Realized and Unrealized Loss:

Net realized gain (loss) on investments	972,055	(4,769,812)	(4,187,671)

Net change in unrealized appreciation/depreciation on investments	(3,206,684)	(36,471,060)	(7,790,318)
Net realized and unrealized loss	(2,234,629)	(41,240,872)	(11,977,989)

Net increase (decrease) in net assets resulting from operations	$1,365,363	$(40,820,057)	$(11,729,679)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the six months ended June 30, 2020 (unaudited) and the fiscal year ended December 31, 2019

	AMG GW&K Global Allocation Fund		AMG GW&K Enhanced Core Bond ESG Fund

	June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019
Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$1,141,957	$4,245,714	$383,969	$912,976

Net realized gain (loss) on investments	(6,248,155)	13,203,990	528,086	404,962

Net change in unrealized appreciation/depreciation on investments	(8,164,490)	23,461,975	839,206	2,227,923

Net increase (decrease) in net assets resulting from operations	(13,270,688)	40,911,679	1,751,261	3,545,861

Distributions to Shareholders:

Class N	(1,804,150)	(4,102,350)	(150,194)	(379,255)

Class I	(4,122,174)	(10,291,326)	(110,589)	(192,619)

Class C1	—	—	—	(16,702)

Class Z	(212,100)	(493,265)	(120,707)	(338,179)

Total distributions to shareholders	(6,138,424)	(14,886,941)	(381,490)	(926,755)

Capital Share Transactions:[2]

Net increase (decrease) from capital share transactions	(92,726,037)	(24,570,919)	943,834	(5,633,199)

Total increase (decrease) in net assets	(112,135,149)	1,453,819	2,313,605	(3,014,093)

Net Assets:
Beginning of period	251,707,304	250,253,485	33,361,072	36,375,165

End of period	$139,572,155	$251,707,304	$35,674,677	$33,361,072

[1]	Effective May 31, 2019, Class C shares were converted into Class N shares.

[2]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued) For the six months ended June 30, 2020 (unaudited) and the fiscal year ended December 31, 2019

	AMG GW&K Municipal Bond Fund		AMG GW&K Municipal Enhanced Yield Fund

	June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019
Increase in Net Assets Resulting From Operations:

Net investment income	$9,040,512	$18,764,133	$3,599,992	$7,164,664

Net realized gain on investments	2,151,913	5,823,265	972,055	2,874,832

Net change in unrealized appreciation/depreciation on investments	11,551,770	47,803,351	(3,206,684)	15,319,807

Net increase in net assets resulting from operations	22,744,195	72,390,749	1,365,363	25,359,303

Distributions to Shareholders:

Class N	(131,232)	(308,006)	(75,994)	(199,815)

Class I	(8,873,155)	(18,444,080)	(3,509,169)	(8,694,071)

Class Z	—	—	(1,531)	(4,178)

Total distributions to shareholders	(9,004,387)	(18,752,086)	(3,586,694)	(8,898,064)

Capital Share Transactions:[1]

Net increase from capital share transactions	117,238,993	21,588,783	34,967,816	51,350,874

Total increase in net assets	130,978,801	75,227,446	32,746,485	67,812,113

Net Assets:

Beginning of period	1,033,225,305	957,997,859	279,070,477	211,258,364

End of period	$1,164,204,106	$1,033,225,305	$311,816,962	$279,070,477

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued) For the six months ended June 30, 2020 (unaudited) and the fiscal year ended December 31, 2019

	AMG GW&K Small Cap Core Fund		AMG GW&K Small/Mid Cap Fund

	June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019
Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$420,815	$851,757	$248,310	$362,287

Net realized gain (loss) on investments	(4,769,812)	22,218,128	(4,187,671)	(1,633,170)

Net change in unrealized appreciation/depreciation on investments	(36,471,060)	92,751,979	(7,790,318)	42,609,178

Net increase (decrease) in net assets resulting from operations	(40,820,057)	115,821,864	(11,729,679)	41,338,295

Distributions to Shareholders:

Class N	—	(519,512)	—	(280)

Class I	—	(17,342,704)	—	(248,675)

Class Z	—	(5,682,701)	—	(316,750)

Total distributions to shareholders	—	(23,544,917)	—	(565,705)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	32,013,683	(49,229,890)	12,450,784	38,228,007

Total increase (decrease) in net assets	(8,806,374)	43,047,057	721,105	79,000,597

Net Assets:

Beginning of period	451,962,547	408,915,490	198,839,794	119,839,197

End of period	$443,156,173	$451,962,547	$199,560,899	$198,839,794

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Global Allocation Fund Financial Highlights For a share outstanding throughout each fiscal period

Class N	For the six months ended June 30, 2020 (unaudited)	For the fiscal years ended December 31,
		2019	2018	2017	2016[1]	2015

Net Asset Value, Beginning of Period	$17.04	$15.45	$17.03	$15.45	$14.92	$15.09

Income (loss) from Investment Operations:

Net investment income[2,3]	0.08	0.25	0.18	0.10	0.14 [4]	0.10 [5]

Net realized and unrealized gain (loss) on investments	(0.56)	2.35	(0.67)	2.30	0.54	0.23

Total income (loss) from investment operations	(0.48)	2.60	(0.49)	2.40	0.68	0.33

Less Distributions to Shareholders from:

Net investment income	(0.08)	(0.27)	(0.16)	(0.11)	(0.14)	(0.11)

Net realized gain on investments	(0.48)	(0.74)	(0.93)	(0.71)	(0.01)	(0.39)

Total distributions to shareholders	(0.56)	(1.01)	(1.09)	(0.82)	(0.15)	(0.50)

Net Asset Value, End of Period	$16.00	$17.04	$ 15.45	$17.03	$15.45	$14.92

Total Return[3,6]	(2.44)%[7]	16.96%	(2.89)%	15.54%	4.59%	2.19%

Ratio of net expenses to average net assets[8]	1.08%[9]	1.08%	1.08%	1.09%	1.08%	1.08%

Ratio of gross expenses to average net assets[10]	1.19%[9]	1.16%	1.15%	1.14%	1.25%	1.36%

Ratio of net investment income to average net assets[3]	1.06%[9]	1.51%	1.02%	0.63%	0.94%	0.64%

Portfolio turnover	125%[7]	123%	80%	75%	119%	105%

Net assets end of period (000’s) omitted	$45,657	$69,774	$75,271	$74,315	$92,502	$94,476

AMG GW&K Global Allocation Fund Financial Highlights For a share outstanding throughout each fiscal period

Class I	For the six months ended June 30, 2020 (unaudited)	For the fiscal years ended December 31,
		2019	2018	2017	2016[1]	2015

Net Asset Value, Beginning of Period	$17.22	$15.60	$17.19	$15.59	$15.05	$15.23

Income (loss) from Investment Operations:

Net investment income[2,3]	0.10	0.28	0.21	0.13	0.17 [4]	0.12 [5]

Net realized and unrealized gain (loss) on investments	(0.56)	2.38	(0.68)	2.31	0.54	0.23

Total income (loss) from investment operations	(0.46)	2.66	(0.47)	2.44	0.71	0.35

Less Distributions to Shareholders from:

Net investment income	(0.10)	(0.30)	(0.19)	(0.13)	(0.16)	(0.14)

Net realized gain on investments	(0.48)	(0.74)	(0.93)	(0.71)	(0.01)	(0.39)

Total distributions to shareholders	(0.58)	(1.04)	(1.12)	(0.84)	(0.17)	(0.53)

Net Asset Value, End of Period	$16.18	$17.22	$15.60	$17.19	$15.59	$15.05

Total Return[3,6]	(2.33)%[7]	17.17%	(2.77)%	15.71%	4.79%	2.29%

Ratio of net expenses to average net assets[8]	0.93%[9]	0.93%	0.92%	0.94%	0.93%	0.93%

Ratio of gross expenses to average net assets[10]	1.04%[9]	1.01%	0.99%	0.99%	1.10%	1.21%

Ratio of net investment income to average net assets[3]	1.21%[9]	1.66%	1.18%	0.78%	1.09%	0.80%

Portfolio turnover	125%[7]	123%	80%	75%	119%	105%

Net assets end of period (000’s) omitted	$90,010	$173,575	$166,554	$114,913	$75,890	$60,798

AMG GW&K Global Allocation Fund Financial Highlights For a share outstanding throughout each fiscal period

Class Z	For the six months ended June 30, 2020 (unaudited)	For the fiscal years ended December 31,
		2019	2018	2017	2016[1]	2015

Net Asset Value, Beginning of Period	$17.21	$15.60	$17.19	$15.58	$15.05	$15.22

Income (loss) from Investment Operations:

Net investment income[2,3]	0.10	0.30	0.22	0.15	0.18 [4]	0.14 [5]

Net realized and unrealized gain (loss) on investments	(0.56)	2.37	(0.67)	2.32	0.54	0.23

Total income (loss) from investment operations	(0.46)	2.67	(0.45)	2.47	0.72	0.37

Less Distributions to Shareholders from:

Net investment income	(0.10)	(0.32)	(0.21)	(0.15)	(0.18)	(0.15)

Net realized gain on investments	(0.48)	(0.74)	(0.93)	(0.71)	(0.01)	(0.39)

Total distributions to shareholders	(0.58)	(1.06)	(1.14)	(0.86)	(0.19)	(0.54)

Net Asset Value, End of Period	$16.17	$17.21	$15.60	$17.19	$15.58	$15.05

Total Return[3,6]	(2.28)%[7]	17.21%	(2.68)%	15.90%	4.82%	2.44%

Ratio of net expenses to average net assets[8]	0.83%[9]	0.83%	0.83%	0.84%	0.83%	0.83%

Ratio of gross expenses to average net assets[10]	0.94%[9]	0.91%	0.90%	0.89%	1.00%	1.09%

Ratio of net investment income to average net assets[3]	1.31%[9]	1.76%	1.27%	0.88%	1.20%	0.89%

Portfolio turnover	125%[7]	123%	80%	75%	119%	105%

Net assets end of period (000’s) omitted	$3,905	$8,358	$8,429	$7,060	$5,796	$1,709

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class I and Class Z, respectively.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income would have been lower had certain expenses not been offset.

[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.12, $0.15, and $0.16 for Class N, Class I, and Class Z shares, respectively.

[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.09, $0.11, and $0.13 for Class N, Class I, and Class Z shares, respectively.

[6]	The total return is calculated using the published Net Asset Value as of period end.

[7]	Not annualized.

[8]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2020, 0.01% for the fiscal years ended December 31, 2019 and 2018, less than 0.01%, 0.01% and 0.01% for the fiscal years ended 2017, 2016 and 2015, respectively.

[9]	Annualized.

[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG GW&K Enhanced Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

Class N	For the six months ended June 30, 2020 (unaudited)	For the fiscal years ended December 31,
		2019	2018	2017	2016[1]	2015

Net Asset Value, Beginning of Period	$10.15	$9.43	$9.81	$9.67	$9.58	$10.22

Income (loss) from Investment Operations:

Net investment income[2,3]	0.11	0.24	0.23	0.21	0.22	0.29

Net realized and unrealized gain (loss) on investments	0.44	0.73	(0.38)	0.15	0.09	(0.64)

Total income (loss) from investment operations	0.55	0.97	(0.15)	0.36	0.31	(0.35)

Less Distributions to Shareholders from:

Net investment income	(0.11)	(0.25)	(0.23)	(0.22)	(0.22)	(0.29)

Net Asset Value, End of Period	$10.59	$10.15	$9.43	$9.81	$9.67	$9.58

Total Return[3]	5.45%[4]	10.35%[5]	(1.48)%[5]	3.76%[5]	3.26%	(3.51)%

Ratio of net expenses to average net assets	0.73%[6]	0.73%	0.73%	0.75%	0.84%	0.84%

Ratio of gross expenses to average net assets[7]	1.14%[6]	1.16%	0.99%	1.04%	1.05%	1.07%

Ratio of net investment income to average net assets[3]	2.15%[6]	2.43%	2.45%	2.19%	2.27%	2.87%

Portfolio turnover	94%[4]	71%	26%	39%	88%	57%

Net assets end of period (000’s) omitted	$13,978	$14,779	$12,884	$16,027	$16,115	$20,203

AMG GW&K Enhanced Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

Class I	For the six months ended June 30, 2020 (unaudited)	For the fiscal years ended December 31,
		2019	2018	2017[8]	2016[1]	2015

Net Asset Value, Beginning of Period	$10.19	$9.47	$9.85	$9.70	$9.62	$10.26

Income (loss) from Investment Operations:

Net investment income[2,3]	0.12	0.26	0.25	0.23	0.24	0.30

Net realized and unrealized gain (loss) on investments	0.43	0.73	(0.38)	0.16	0.08	(0.63)

Total income (loss) from investment operations	0.55	0.99	(0.13)	0.39	0.32	(0.33)

Less Distributions to Shareholders from:

Net investment income	(0.12)	(0.27)	(0.25)	(0.24)	(0.24)	(0.31)

Net Asset Value, End of Period	$10.62	$10.19	$9.47	$9.85	$9.70	$9.62

Total Return[3,5]	5.43%[4]	10.51%	(1.27)%	4.03%	3.31%	(3.30)%

Ratio of net expenses to average net assets	0.55%[6]	0.55%	0.54%	0.61%	0.69%	0.67%

Ratio of gross expenses to average net assets[7]	0.96%[6]	0.98%	0.80%	0.90%	0.90%	0.90%

Ratio of net investment income to average net assets[3]	2.33%[6]	2.62%	2.64%	2.32%	2.39%	2.96%

Portfolio turnover	94%[4]	71%	26%	39%	88%	57%

Net assets end of period (000’s) omitted	$10,934	$8,502	$5,967	$6,864	$37,952	$7,463

AMG GW&K Enhanced Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2020 (unaudited)	For the fiscal years ended December 31,
Class Z		2019	2018	2017[8]	2016[1]	2015

Net Asset Value, Beginning of Period	$10.18	$9.46	$9.84	$9.70	$9.61	$10.25

Income (loss) from Investment Operations:

Net investment income[2,3]	0.12	0.27	0.26	0.24	0.25	0.31

Net realized and unrealized gain (loss) on investments	0.44	0.72	(0.38)	0.15	0.09	(0.63)

Total income (loss) from investment operations	0.56	0.99	(0.12)	0.39	0.34	(0.32)

Less Distributions to Shareholders from:

Net investment income	(0.12)	(0.27)	(0.26)	(0.25)	(0.25)	(0.32)

Net Asset Value, End of Period	$10.62	$10.18	$9.46	$9.84	$9.70	$9.61

Total Return[3,5]	5.57%[4]	10.59%	(1.23)%	4.01%	3.52%	(3.15)%

Ratio of net expenses to average net assets	0.48%[6]	0.48%	0.48%	0.50%	0.59%	0.59%

Ratio of gross expenses to average net assets[7]	0.89%[6]	0.91%	0.74%	0.79%	0.80%	0.82%

Ratio of net investment income to average net assets[3]	2.40%[6]	2.72%	2.70%	2.43%	2.51%	3.10%

Portfolio turnover	94%[4]	71%	26%	39%	88%	57%

Net assets end of period (000’s) omitted	$10,762	$10,080	$15,254	$21,271	$51,357	$47,402

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class S and Class I, respectively.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income would have been lower had certain expenses not been offset.

[4]	Not annualized.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Annualized.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[8]	Effective February 27, 2017, Class I shares were renamed Class Z and Class S shares were renamed Class I.

AMG GW&K Municipal Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2020 (unaudited)	For the fiscal years ended December 31,
Class N		2019	2018	2017	2016[1]	2015

Net Asset Value, Beginning of Period	$12.12	$11.48	$11.60	$11.25	$11.70	$11.61

Income (loss) from Investment Operations:

Net investment income[2,3]	0.08	0.19	0.17	0.15	0.13	0.15

Net realized and unrealized gain (loss) on investments	0.15	0.64	(0.11)	0.36	(0.25)	0.24

Total income (loss) from investment operations	0.23	0.83	0.06	0.51	(0.12)	0.39

Less Distributions to Shareholders from:

Net investment income	(0.08)	(0.19)	(0.18)	(0.15)	(0.12)	(0.15)

Net realized gain on investments	—	—	(0.00)[4]	(0.01)	(0.21)	(0.15)

Total distributions to shareholders	(0.08)	(0.19)	(0.18)	(0.16)	(0.33)	(0.30)

Net Asset Value, End of Period	$12.27	$12.12	$11.48	$11.60	$11.25	$11.70

Total Return[3,5]	1.93%[6]	7.29%	0.54%	4.58%	(1.05)%	3.36%

Ratio of net expenses to average net assets	0.71%[7]	0.71%	0.71%	0.71%	0.71%	0.82%

Ratio of gross expenses to average net assets[8]	0.77%[7]	0.78%	0.77%	0.78%	0.95%	1.13%

Ratio of net investment income to average net assets[3]	1.38%[7]	1.59%	1.53%	1.31%	1.08%	1.28%

Portfolio turnover	12%[6]	18%	35%	27%	66%	78%

Net assets end of period (000’s) omitted	$19,975	$18,711	$17,445	$29,513	$31,406	$27,362

AMG GW&K Municipal Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2020 (unaudited)	For the fiscal years ended December 31,
Class I		2019	2018	2017[9]	2016[1]	2015

Net Asset Value, Beginning of Period	$12.18	$11.54	$11.66	$11.31	$11.77	$11.67

Income (loss) from Investment Operations:

Net investment income[2,3]	0.10	0.23	0.21	0.19	0.17	0.21

Net realized and unrealized gain (loss) on investments	0.16	0.64	(0.12)	0.36	(0.25)	0.24

Total income (loss) from investment operations	0.26	0.87	0.09	0.55	(0.08)	0.45

Less Distributions to Shareholders from:

Net investment income	(0.10)	(0.23)	(0.21)	(0.19)	(0.17)	(0.20)

Net realized gain on investments	—	—	(0.00)[4]	(0.01)	(0.21)	(0.15)

Total distributions to shareholders	(0.10)	(0.23)	(0.21)	(0.20)	(0.38)	(0.35)

Net Asset Value, End of Period	$12.34	$12.18	$11.54	$11.66	$11.31	$11.77

Total Return[3,5]	2.16%[6]	7.58%	0.87%	4.90%	(0.70)%	3.94%

Ratio of net expenses to average net assets	0.39%[7]	0.39%	0.39%	0.37%	0.34%	0.34%

Ratio of gross expenses to average net assets[8]	0.45%[7]	0.46%	0.45%	0.45%	0.58%	0.65%

Ratio of net investment income to average net assets[3]	1.70%[7]	1.91%	1.85%	1.64%	1.45%	1.76%

Portfolio turnover	12%[6]	18%	35%	27%	66%	78%

Net assets end of period (000’s) omitted	$1,144,229	$1,014,514	$940,553	$1,045,399	$728,365	$655,760

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class S and Class I, respectively.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income would have been lower had certain expenses not been offset.

[4]	Less than $(0.005) per share.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]	Annualized.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[9]	Effective June 23, 2017, Class S shares were converted to Class I shares.

AMG GW&K Municipal Enhanced Yield Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2020 (unaudited)	For the fiscal years ended December 31,
Class N		2019	2018	2017	2016[1]	2015

Net Asset Value, Beginning of Period	$10.42	$9.69	$10.02	$9.40	$10.08	$10.16

Income (loss) from Investment Operations:

Net investment income[2,3]	0.11	0.26	0.27	0.26	0.25	0.30

Net realized and unrealized gain (loss) on investments	(0.11)	0.78	(0.33)	0.62	(0.23)	0.05

Total income (loss) from investment operations	—	1.04	(0.06)	0.88	0.02	0.35

Less Distributions to Shareholders from:

Net investment income	(0.11)	(0.25)	(0.15)	(0.26)	(0.25)	(0.30)

Net realized gain on investments	—	(0.06)	—	—	(0.45)	(0.13)

Paid in capital	—	—	(0.12)	—	—	—

Total distributions to shareholders	(0.11)	(0.31)	(0.27)	(0.26)	(0.70)	(0.43)

Net Asset Value, End of Period	$10.31	$10.42	$9.69	$10.02	$9.40	$10.08

Total Return[3,4]	(0.02)%[5]	10.92%	(0.55)%	9.51%	0.10%	3.57%

Ratio of net expenses to average net assets	0.99%[6]	0.99%	0.99%	1.01%	1.14%	1.07%

Ratio of gross expenses to average net assets[7]	1.07%[6]	1.08%	1.08%	1.11%	1.30%	1.25%

Ratio of net investment income to average net assets[3]	2.23%[6]	2.56%	2.79%	2.67%	2.38%	2.98%

Portfolio turnover	46%[5]	40%	89%	67%	172%	120%
Net assets end of period (000’s) omitted	$13,955	$5,722	$7,283	$8,828	$4,184	$5,500

AMG GW&K Municipal Enhanced Yield Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2020 (unaudited)	For the fiscal years ended December 31,
Class I		2019	2018	2017[8]	2016[1]	2015

Net Asset Value, Beginning of Period	$10.15	$9.45	$10.01	$9.40	$10.07	$10.14

Income (loss) from Investment Operations:

Net investment income[2,3]	0.13	0.29	0.31	0.30	0.30	0.34

Net realized and unrealized gain (loss) on investments	(0.11)	0.76	(0.32)	0.61	(0.22)	0.07

Total income (loss) from investment operations	0.02	1.05	(0.01)	0.91	0.08	0.41

Less Distributions to Shareholders from:

Net investment income	(0.13)	(0.29)	(0.31)	(0.30)	(0.30)	(0.35)

Net realized gain on investments	—	(0.06)	—	—	(0.45)	(0.13)

Paid in capital	—	—	(0.24)	—	—	—

Total distributions to shareholders	(0.13)	(0.35)	(0.55)	(0.30)	(0.75)	(0.48)
Net Asset Value, End of Period	$10.04	$10.15	$9.45	$10.01	$9.40	$10.07

Total Return[3,4]	0.18%[5]	11.28%	(0.07)%	9.79%	0.70%	4.15%

Ratio of net expenses to average net assets	0.64%[6]	0.64%	0.64%	0.64%	0.64%	0.64%

Ratio of gross expenses to average net assets[7]	0.72%[6]	0.73%	0.73%	0.74%	0.80%	0.82%

Ratio of net investment income to average net assets[3]	2.58%[6]	2.91%	3.14%	3.05%	2.89%	3.42%

Portfolio turnover	46%[5]	40%	89%	67%	172%	120%
Net assets end of period (000’s) omitted	$297,741	$273,228	$203,867	$226,638	$195,193	$212,057

AMG GW&K Municipal Enhanced Yield Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended December 31,		For the fiscal period ended December 31,

Class Z	June 30, 2020 (unaudited)	2019	2018	2017[9]

Net Asset Value, Beginning of Period	$10.15	$9.44	$10.01	$9.49

Income (loss) from Investment Operations:

Net investment income[2,3]	0.13	0.30	0.31	0.25

Net realized and unrealized gain (loss) on investments	(0.11)	0.76	(0.32)	0.52

Total income (loss) from investment operations	0.02	1.06	(0.01)	0.77

Less Distributions to Shareholders from:

Net investment income	(0.13)	(0.29)	(0.32)	(0.25)

Net realized gain on investments	—	(0.06)	—	—

Paid in capital	—	—	(0.24)	—

Total distributions to shareholders	(0.13)	(0.35)	(0.56)	(0.25)

Net Asset Value, End of Period	$10.04	$10.15	$9.44	$10.01

Total Return[3,4]	0.20%[5]	11.45%	(0.09)%	8.23%[5]

Ratio of net expenses to average net assets	0.59%[6]	0.59%	0.59%	0.59%[6]

Ratio of gross expenses to average net assets[7]	0.67%[6]	0.68%	0.68%	0.69%[6]

Ratio of net investment income to average net assets[3]	2.63%[6]	2.96%	3.19%	3.07%[6]

Portfolio turnover	46%[5]	40%	89%	67%

Net assets end of period (000’s) omitted	$121	$120	$108	$108

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class S and Class I, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]	Annualized.
[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[8]	Effective June 23, 2017, Class S shares were converted to Class I shares.
[9]	Commencement of operations was February 27, 2017.

AMG GW&K Small Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended December 31,
Class N	June 30, 2020 (unaudited)	2019	2018	2017	2016[1]	2015

Net Asset Value, Beginning of Period	$26.09	$21.03	$28.04	$24.57	$21.80	$23.39

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	(0.02)	(0.04)	(0.04)	(0.06)[4]	0.00 [5,6]	(0.06)[7]

Net realized and unrealized gain (loss) on investments	(2.62)	6.47	(3.95)	5.06	3.81	(0.64)

Total income (loss) from investment operations	(2.64)	6.43	(3.99)	5.00	3.81	(0.70)

Less Distributions to Shareholders from:

Net realized gain on investments	—	(1.37)	(3.02)	(1.53)	(1.04)	(0.89)

Net Asset Value, End of Period	$23.45	$26.09	$21.03	$28.04	$24.57	$21.80

Total Return[3,8]	(10.12)%[9]	30.66%	(14.08)%	20.32%	17.44%	(3.02)%

Ratio of net expenses to average net assets[10]	1.29%[11]	1.29%	1.28%	1.32%	1.33%	1.35%

Ratio of gross expenses to average net assets[12]	1.31%[11]	1.31%	1.28%	1.33%	1.42%	1.46%

Ratio of net investment income (loss) to average net assets[3]	(0.15)%[11]	(0.15)%	(0.13)%	(0.21)%	0.01%	(0.24)%

Portfolio turnover	17%[9]	20%	25%	23%	19%	16%

Net assets end of period (000’s) omitted	$7,328	$10,239	$12,655	$24,989	$35,760	$35,691

AMG GW&K Small Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended December 31,
Class I	June 30, 2020 (unaudited)	2019	2018	2017[13]	2016[1]	2015

Net Asset Value, Beginning of Period	$26.57	$21.37	$28.42	$24.84	$22.04	$23.61

Income (loss) from Investment Operations:

Net investment income[2,3]	0.02	0.05	0.06	0.07 [4]	0.10 [5]	0.04 [7]

Net realized and unrealized gain (loss) on investments	(2.67)	6.58	(4.03)	5.10	3.86	(0.65)

Total income (loss) from investment operations	(2.65)	6.63	(3.97)	5.17	3.96	(0.61)

Less Distributions to Shareholders from:

Net investment income	—	(0.06)	(0.06)	(0.06)	(0.10)	(0.05)

Net realized gain on investments	—	(1.37)	(3.02)	(1.53)	(1.06)	(0.91)

Total distributions to shareholders	—	(1.43)	(3.08)	(1.59)	(1.16)	(0.96)

Net Asset Value, End of Period	$23.92	$26.57	$21.37	$28.42	$24.84	$22.04

Total Return[3,8]	(9.98)%[9]	31.13%	(13.83)%	20.79%	17.90%	(2.63)%

Ratio of net expenses to average net assets[10]	0.94%[11]	0.94%	0.95%	0.95%	0.94%	0.95%

Ratio of gross expenses to average net assets[12]	0.96%[11]	0.96%	0.95%	0.96%	1.03%	1.06%

Ratio of net investment income to average net assets[3]	0.20%[11]	0.20%	0.20%	0.24%	0.43%	0.17%

Portfolio turnover	17%[9]	20%	25%	23%	19%	16%

Net assets end of period (000’s) omitted	$338,220	$331,703	$311,252	$403,309	$367,972	$302,381

AMG GW&K Small Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended December 31,		For the fiscal period ended December 31,
Class Z	June 30, 2020 (unaudited)	2019	2018	2017[14]

Net Asset Value, Beginning of Period	$26.57	$21.37	$28.42	$26.13

Income (loss) from Investment Operations:

Net investment income[2,3]	0.03	0.06	0.07	0.14 [4]

Net realized and unrealized gain (loss) on investments	(2.67)	6.59	(4.03)	3.75

Total income (loss) from investment operations	(2.64)	6.65	(3.96)	3.89

Less Distributions to Shareholders from:

Net investment income	—	(0.08)	(0.07)	(0.07)

Net realized gain on investments	—	(1.37)	(3.02)	(1.53)

Total distributions to shareholders	—	(1.45)	(3.09)	(1.60)

Net Asset Value, End of Period	$23.93	$26.57	$21.37	$28.42

Total Return[3,8]	(9.94)%[9]	31.13%	(13.73)%	14.87%[9]

Ratio of net expenses to average net assets[10]	0.89%[11]	0.89%	0.90%	0.90%[11]

Ratio of gross expenses to average net assets[12]	0.91%[11]	0.91%	0.90%	0.91%[11]

Ratio of net investment income to average net assets[3]	0.25%[11]	0.25%	0.25%	0.56%[11]

Portfolio turnover	17%[9]	20%	25%	23%

Net assets end of period (000’s) omitted	$97,608	$110,020	$85,009	$108,047

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class S and Class I, respectively.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.12), $0.01, and $0.09 for Class N, Class I and Class Z shares, respectively.

[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.06) and $0.04 for class N and Class I, respectively.

[6]	Less than $0.005 per share.

[7]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.05) and $0.05 for Class N, and Class I, respecively.

[8]	The total return is calculated using the published Net Asset Value as of period end.

[9]	Not annualized.

[10]

Includes reduction from broker recapture amounting to 0.01% for the six months ended June 30, 2020, and fiscal year ended 2019, less than 0.01% for fiscal year ended 2018 and period ended December 31, 2017.

[11]	Annualized.

[12]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[13]	Effective June 23, 2017, Class S shares were converted to Class I shares.

[14]	Commencement of operations was on February 27, 2017.

AMG GW&K Small/Mid Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended December 31,		For the fiscal period ended December 31,
Class N	June 30, 2020 (unaudited)	2019	2018	2017[1]

Net Asset Value, Beginning of Period	$13.03	$9.99	$11.15	$10.35

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	0.00 [4]	0.00 [4]	(0.01)	0.01 [5]

Net realized and unrealized gain (loss) on investments	(0.73)	3.07	(0.91)	0.94

Total income (loss) from investment operations	(0.73)	3.07	(0.92)	0.95

Less Distributions to Shareholders from:

Net investment income	—	(0.01)	—	—

Net realized gain on investments	—	(0.02)	(0.24)	(0.15)

Total distributions to shareholders	—	(0.03)	(0.24)	(0.15)

Net Asset Value, End of Period	$12.30	$13.03	$9.99	$11.15

Total Return[3,6]	(5.53)%[7]	30.64%	(8.25)%	9.17%[7]

Ratio of net expenses to average net assets[8]	1.10%[9]	1.09%	1.09%	1.10%[9]

Ratio of gross expenses to average net assets[10]	1.13%[9]	1.14%	1.16%	1.71%[9]

Ratio of net investment income (loss) to average net assets[3]	0.08%[9]	0.02%	(0.09)%	0.12%[9]

Portfolio turnover	17%[7]	18%	53%	38%

Net assets end of period (000’s) omitted	$163	$172	$89	$11

AMG GW&K Small/Mid Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2020 (unaudited)					For the fiscal
						period ended
		For the fiscal years ended December 31,				December 31,
Class I		2019	2018	2017	2016[11]	2015[12]
Net Asset Value, Beginning of Period	$13.04	$9.99	$11.15	$9.80	$8.95	$10.00

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	0.01	0.02	0.01	0.03 [5]	(0.03)	(0.02)

Net realized and unrealized gain (loss) on investments	(0.73)	3.07	(0.92)	1.48	0.89	(1.03)

Total income (loss) from investment operations	(0.72)	3.09	(0.91)	1.51	0.86	(1.05)

Less Distributions to Shareholders from:

Net investment income	—	(0.02)	(0.01)	(0.01)	(0.01)	—

Net realized gain on investments	—	(0.02)	(0.24)	(0.15)	—	—

Total distributions to shareholders	—	(0.04)	(0.25)	(0.16)	(0.01)	—

Net Asset Value, End of Period	$12.32	$13.04	$9.99	$11.15	$9.80	$8.95

Total Return[3,6]	(5.52)%[7]	30.86%	(8.15)%	15.44%	9.55%	(10.50)%7

Ratio of net expenses to average net assets[8]	0.95%[9]	0.94%	0.94%	0.94%	0.95%	0.95%[9]

Ratio of gross expenses to average net assets[10]	0.98%[9]	0.99%	1.01%	1.62%	4.60%	11.39%[9]

Ratio of net investment income (loss) to average net assets[3]	0.23%[9]	0.17%	0.06%	0.26%	(0.38)%	(0.39)%[9]

Portfolio turnover	17%[7]	18%	53%	38%	48%	41%[7]

Net assets end of period (000’s) omitted	$115,359	$102,784	$54,376	$24,266	$2	$1

AMG GW&K Small/Mid Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2020 (unaudited)			For the fiscal period ended December 31,
		For the fiscal years ended December 31,
Class Z		2019	2018	2017[1]

Net Asset Value, Beginning of Period	$13.05	$10.00	$11.15	$10.35

Income (loss) from Investment Operations:

Net investment income[2,3]	0.02	0.03	0.02	0.03[5]

Net realized and unrealized gain (loss) on investments	(0.73)	3.07	(0.91)	0.94

Total income (loss) from investment operations	(0.71)	3.10	(0.89)	0.97

Less Distributions to Shareholders from:

Net investment income	—	(0.03)	(0.02)	(0.02)

Net realized gain on investments	—	(0.02)	(0.24)	(0.15)

Total distributions to shareholders	—	(0.05)	(0.26)	(0.17)

Net Asset Value, End of Period	$12.34	$13.05	$10.00	$11.15

Total Return[3,6]	(5.44)%[7]	30.94%	(7.98)%	9.34%[7]

Ratio of net expenses to average net assets[8]	0.85%[9]	0.84%	0.84%	0.85%[9]

Ratio of gross expenses to average net assets[10]	0.88%[9]	0.89%	0.91%	1.46%[9]

Ratio of net investment income to average net assets[3]	0.33%[9]	0.27%	0.16%	0.37%[9]

Portfolio turnover	17%[7]	18%	53%	38%

Net assets end of period (000’s) omitted	$84,039	$95,884	$65,375	$6,980

[1]	Commencement of operations was on February 27, 2017.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[4]	Less than $0.005 per share.

[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.01), $0.00, and $0.01 for Class N, Class I and Class Z, respectively.

[6]	The total return is calculated using the published Net Asset Value as of period end.

[7]	Not annualized.

[8]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2020, 0.01% for the fiscal years ended 2019, 2018, and less than 0.01% for the fiscal year ended 2017.

[9]	Annualized.

[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[11]	Effective October 1, 2016, Institutional Class was renamed Class I.

[12]	Commencement of operations was on June 30, 2015.

Notes to Financial Statements (unaudited) June 30, 2020

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds and AMG Funds II (the “Trusts”) are open-end management investment companies, organized as Massachusetts business trusts, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds: AMG GW&K Municipal Bond Fund (“Municipal Bond”), AMG GW&K Municipal Enhanced Yield Fund (“Municipal Enhanced”), AMG GW&K Small Cap Core Fund (“Small Cap Core”) and AMG GW&K Small/Mid Cap Fund (“Small/Mid Cap”) and AMG Funds II: AMG GW&K Global Allocation Fund (“Global Allocation”) (formerly AMG Chicago Equity Parnters Balanced Fund), and AMG GW&K Enhanced Core Bond ESG Fund (“Enhanced Core Bond ESG”) , each a “Fund” and collectively, the “Funds”.

Each Fund offers different classes of shares. Each Fund offers Class N and Class I shares, and Global Allocation, Enhanced Core Bond ESG, Municipal Enhanced, Small Cap Core, and Small/Mid Cap offer Class Z shares. Effective May 31, 2019, Enhanced Core Bond ESG Class C shares were converted to Class N shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

On July 31, 2019, Small Cap Core was re-opened to new investors. Please refer to Small Cap Core’s current prospectus for additional information.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the Funds and thus Fund performance.

Certain instruments held by a Fund may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the offered rate for short-term loans between certain major international banks. LIBOR is expected to be phased out by the end of 2021. While the effect of the phase out cannot yet be determined, it may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of some LIBOR-based investments or the effectiveness of new hedges placed against existing LIBOR-based investments. These effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect a Fund’s performance or net asset value.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trusts’ securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

Notes to Financial Statements (continued)

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Funds, including a comparison with the prior quarter end and the percentage of the Funds that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, swaps, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts or funds within the AMG Funds Family of Funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Global Allocation, Small Cap Core and Small/Mid Cap had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended June 30, 2020, the impact on the expenses and expense ratios were as follows: Global Allocation $4,875 or less than 0.01%, Small Cap Core $19,065 or 0.01%, and Small/Mid Cap $2,635 or less than 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to redemptions in kind. Temporary differences are primarily due to qualified late-year losses, wash sale loss deferrals, capital loss carryforwards, and mark-to-market on passive foreign investment companies.

At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Notes to Financial Statements (continued)

	Cost	Appreciation	Depreciation	Net Appreciation
Global Allocation	$127,129,345	$13,912,265	$(644,058)	$13,268,207
Enhanced Core Bond ESG	34,683,812	1,959,323	(79,742)	1,879,581
Municipal Bond	1,110,633,843	59,425,839	(1,080,525)	58,345,314
Municipal Enhanced	312,773,597	13,798,752	(1,261,321)	12,537,431
Small Cap Core	394,071,675	95,887,019	(35,279,061)	60,607,958
Small/Mid Cap	180,620,504	34,457,409	(15,404,103)	19,053,306

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2019, the following Funds had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

	Capital Loss
	Carryover Amounts

Fund	Short-Term	Long-Term	Total
Enchanced Core Bond ESG	$1,514,015	$2,763,189	$4,277,204
Small/Mid Cap Value	499,380	1,285,567	1,784,947

As of December 31, 2019, Global Allocation, Municipal Bond, Municipal Enhanced, and Small Cap Core had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended December 31, 2020, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as either short-term and/or long-term.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. For the fiscal year ended December 31, 2019, Small Cap Core transferred securities and cash to certain shareholders in connection with redemptions in-kind transactions in the amount of $47,933,644. For the purposes of U.S. GAAP, the transactions were treated as a sale of securities and the resulting gain or loss was recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized.

For the six months ended June 30, 2020 (unaudited) and the fiscal year ended December 31, 2019, the capital stock transactions by class for the Funds were as follows:

		Global Allocation				Enhanced Core Bond ESG

	June 30, 2020		December 31, 2019		June 30, 2020		December 31, 2019

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:

Proceeds from sale of shares	212,458	$3,446,623	755,483	$12,585,390	82,395	$853,293	385,161	$3,841,569

Reinvestment of distributions	114,137	1,665,028	219,225	3,700,415	11,582	119,839	30,307	301,677

Cost of shares repurchased	(1,569,330)	(25,067,626)	(1,751,239)	(29,287,443)	(229,506)	(2,374,253)	(514,970)	(5,145,719)

Share Conversion	—	—	—	—	—	—	190,000	1,871,729

Net increase (decrease)	(1,242,735)	$(19,955,975)	(776,531)	$(13,001,638)	(135,529)	$(1,401,121)	90,498	$869,256

Notes to Financial Statements (continued)

		Global Allocation				Enhanced Core Bond ESG

	June 30, 2020		December 31, 2019		June 30, 2020		December 31, 2019

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class I:

Proceeds from sale of shares	1,661,453	$26,959,481	2,971,394	$49,904,550	320,436	$3,340,315	442,100	$4,378,909

Reinvestment of distributions	110,833	1,628,790	320,513	5,466,578	9,766	101,507	16,552	165,239

Cost of shares repurchased	(6,289,938)	(97,536,929)	(3,884,175)	(66,016,224)	(135,618)	(1,372,057)	(254,280)	(2,503,281)

Net increase (decrease)	(4,517,652)	$(68,948,658)	(592,268)	$(10,645,096)	194,584	$2,069,765	204,372	$2,040,867

Class C:[1]

Proceeds from sale of shares	—	—	—	—	—	—	81	$779

Reinvestment of distributions	—	—	—	—	—	—	1,516	14,667

Cost of shares repurchased	—	—	—	—	—	—	(52,291)	(505,697)

Share Conversion	—	—	—	—	—	—	(190,108)	(1,871,729)

Net decrease	—	—	—	—	—	—	(240,802)	$(2,361,980)

Class Z:

Proceeds from sale of shares	69,730	$1,074,531	55,790	$947,599	156,511	$1,635,865	141,124	$1,392,522

Reinvestment of distributions	14,254	209,905	28,546	486,627	11,064	114,873	26,209	260,974

Cost of shares repurchased	(328,099)	(5,105,840)	(139,084)	(2,358,411)	(144,107)	(1,475,548)	(789,299)	(7,834,838)

Net increase (decrease)	(244,115)	$(3,821,404)	(54,748)	$(924,185)	23,468	$275,190	(621,966)	$(6,181,342)

[1] Effective May 31, 2019, Class C shares were converted into Class N shares.

		Municipal Bond				Municipal Enhanced

	June 30, 2020		December 31, 2019		June 30, 2020		December 31, 2019

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	571,301	$6,958,737	587,077	$6,987,998	1,501,831	$15,133,649	1,153,398	$11,800,890

Reinvestment of distributions	10,291	125,339	25,450	304,213	7,165	73,610	19,060	194,890

Cost of shares repurchased	(498,131)	(5,982,160)	(588,678)	(7,045,640)	(704,672)	(6,984,810)	(1,375,096)	(14,098,046)

Net increase (decrease)	83,461	$1,101,916	23,849	$246,571	804,324	$8,222,449	(202,638)	$(2,102,266)

Class I:

Proceeds from sale of shares	27,835,125	$337,781,039	25,467,262	$305,694,822	6,585,025	$64,382,059	8,484,080	$84,587,165

Reinvestment of distributions	579,553	7,096,519	1,156,277	13,901,387	178,629	1,777,996	459,497	4,602,583

Cost of shares repurchased	(18,964,508)	(228,740,481)	(24,889,281)	(298,253,997)	(4,033,350)	(39,416,219)	(3,603,519)	(35,740,786)

Net increase	9,450,170	$116,137,077	1,734,258	$21,342,212	2,730,304	$26,743,836	5,340,058	$53,448,962

Class Z:

Reinvestment of distributions	—	—	—	—	154	$1,531	418	$4,178

Net increase	—	—	—	—	154	$1,531	418	$4,178

Notes to Financial Statements (continued)

		Small Cap Core				Small/Mid Cap

	June 30, 2020		December 31, 2019		June 30, 2020		December 31, 2019

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	54,802	$1,129,907	37,380	$923,528	—	—	4,335	$52,000

Reinvestment of distributions	—	—	20,023	515,592	—	—	22	280

Cost of shares repurchased	(134,723)	(3,016,490)	(266,629)	(6,460,696)	—	—	—	—

Net increase (decrease)	(79,921)	$(1,886,583)	(209,226)	$(5,021,576)	—	—	4,357	$52,280

Class I:

Proceeds from sale of shares	4,071,934	$86,088,032	2,631,723	$65,737,211	3,300,168	$37,362,015	3,410,892	$38,761,509

Reinvestment of distributions	—	—	614,371	16,108,801	—	—	17,872	230,903

Cost of shares repurchased	(2,417,121)	(50,583,161)	(5,324,375)	(130,505,862)[1]	(1,818,854)	(18,959,778)	(989,978)	(11,582,617)

Net increase (decrease)	1,654,813	$35,504,871	(2,078,281)	$(48,659,850)	1,481,314	$18,402,237	2,438,786	$27,409,795

Class Z:

Proceeds from sale of shares	105,339	$2,312,167	355,072	$9,136,099	338,002	$4,008,683	2,176,455	$26,780,755

Reinvestment of distributions	—	—	216,732	5,682,701	—	—	24,497	316,750

Cost of shares repurchased	(166,726)	(3,916,772)	(408,010)	(10,367,264)	(872,009)	(9,960,136)	(1,393,119)	(16,331,573)

Net increase (decrease)	(61,387)	$(1,604,605)	163,794	$4,451,536	(534,007)	$(5,951,453)	807,833	$10,765,932

[1]	Includes redemption in-kind in the amount of $47,933,644.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2020, the market value of Repurchase Agreements outstanding for Global Allocation, Enhanced Core Bond ESG and Small Cap Core were $690,535, $1,362,491, and $11,093,650, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. DELAYED DELIVERY TRANSACTIONS AND WHEN-ISSUED SECURITIES

The Funds may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each Fund’s Schedule of Portfolio Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Notes to Financial Statements (continued)

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K Investment Management, LLC, (“GW&K”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K. Effective April 17, 2020, the Board replaced Chicago Equity Partners, LLC as subadviser to Global Allocation with GW&K on an interim basis. Subsequently, effective June 19, 2020, shareholders of Global Allocation approved GW&K as the permanent subadviser to Global Allocation.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2020, the Funds’ investment management fees were paid at the following annual rates of each Fund’s respective average daily net assets:

Global Allocation	0.60%

Enhanced Core Bond ESG	0.30%

Municipal Bond

on first $25 million	0.35%

on next $25 million	0.30%

on next $50 million	0.25%

on balance over $100 million	0.20%

Municipal Enhanced	0.45%

Small Cap Core	0.70%

Small/Mid Cap	0.65%

The Investment Manager has contractually agreed, through at least May 1, 2021 for Enhanced Core Bond ESG, Municipal Bond, Municipal Enhanced, Small Cap Core and Small/Mid Cap and through at least May 1, 2022 for Global Allocation, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Global Allocation, Enhanced Core Bond ESG, Municipal Bond, Municipal Enhanced, Small Cap Core and Small/Mid Cap to the annual rate of 0.81%, 0.48%, 0.34%, 0.59%, 0.90% and 0.85%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances. Prior to April 17, 2020, Global Allocation expense limitation was 0.84%.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

At June 30, 2020, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Global Allocation	Enhanced Core Bond ESG
Less than 1 year	$75,267	$137,384
1-2 years	165,084	126,356
2-3 years	226,789	149,251

Total	$467,140	$412,991

Expiration Period	Municipal Bond	Municipal Enhanced
Less than 1 year	$695,245	$220,700
1-2 years	605,846	186,388
2-3 years	668,703	233,459

Total	$1,969,794	$640,547

Expiration Period	Small Cap Core	Small/Mid Cap
Less than 1 year	$33,765	$87,128
1-2 years	23,284	65,950
2-3 years	52,076	65,954

Total	$109,125	$219,032

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the

Notes to Financial Statements (continued)

distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorized payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares. The portion of payments made under the plan by Class N shares of each Fund for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of each Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

For Global Allocation and Enhanced Core Bond ESG’s Class I shares, and for each of the Class N and Class I shares of Municipal Bond, Municipal Enhanced, Small Cap Core, and Small/Mid Cap, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2020, were as follows:

	Maximum Annual Amount Approved	Actual Amount Incurred
Global Allocation
Class I	0.10%	0.10%
Enhanced Core Bond ESG
Class I	0.10%	0.07%
Municipal Bond
Class N	0.15%	0.12%
Class I	0.05%	0.05%
Municipal Enhanced
Class N	0.15%	0.15%
Class I	0.05%	0.05%
Small Cap Core
Class N	0.15%	0.15%
Class I	0.05%	0.05%
Small/Mid Cap
Class N	0.15%	—
Class I	0.10%	0.10%

The Board provides supervision of the affairs of the Trusts and other trusts within the AMG Funds Family. The Trustees of the Trusts who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and miscellaneous expense, respectively. At June 30, 2020, the Funds had no interfund loans outstanding.

The following Funds utilized the interfund loan program during the six months ended June 30, 2020:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate
Global Allocation	$870,308	7	$160	0.958%
Municipal Bond	3,052,454	2	153	0.915%
Municipal Enhanced	634,261	4	95	1.368%
Small Cap Core	3,532,151	3	270	0.930%

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate
Global Allocation	$7,845,716	9	$1,797	0.929%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2020, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Global Allocation	$195,792,102	$263,173,415

Enhanced Core Bond ESG	27,114,404	24,332,235

Municipal Bond	195,013,332	118,657,734

Municipal Enhanced	153,902,797	125,177,233

Small Cap Core	101,765,793	69,901,262

Small/Mid Cap	45,290,575	29,797,133

Purchases and sales of U.S. Government Obligations for the six months ended June 30, 2020 were as follows:

Notes to Financial Statements (continued)

	U.S. Government Obligations

Fund	Purchases	Sales
Global Allocation	$38,460,273	$72,435,568
Enhanced Core Bond ESG	4,390,109	6,651,232

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2020, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Global Allocation	$2,255,471	$690,535	$1,622,855	$2,313,390

Enhanced Core Bond ESG	1,486,873	1,362,491	172,291	1,534,782

Small Cap Core	70,653,714	11,093,650	59,510,704	70,604,354

Small/Mid Cap	12,246,691	—	12,438,359	12,438,359

The following table summarizes the securities received as collateral for securities lending at June 30, 2020:

Fund	Collateral Type	Coupon Range	Maturity Date Range

Global Allocation	U.S. Treasury Obligations	0.000%-8.000%	07/09/20-08/15/49

Enhanced Core Bond ESG	U.S. Treasury Obligations	0.125%-3.375%	01/15/21-11/15/48

Small Cap Core	U.S. Treasury Obligations	0.000%-8.000%	07/09/20-11/15/49

Small/Mid Cap	U.S. Treasury Obligations	0.010%-8.000%	07/31/20-11/15/49

5. FOREIGN SECURITIES

Global Allocation invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. The Fund’s investments in emerging market countries are exposed to additional risks. The Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

Notes to Financial Statements (continued)

7. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2020:

		Gross Amount Not Offset in the Statement of Assets and Liabilities

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Global Allocation

RBC Dominion Securities, Inc.	$690,535	—	$690,535	$690,535	—

Enhanced Core Bond ESG

Citigroup Global Markets, Inc.	$1,000,000	—	$1,000,000	$1,000,000	—

Morgan, Stanley & Co. LLC	362,491	—	362,491	362,491	—

Total	$1,362,491	—	$1,362,491	$1,362,491	—

Small Cap Core

Cantor Fitzgerald Securities, Inc.	$2,458,626	—	$2,458,626	$2,458,626	—

Citadel Securities LLC	1,403,977	—	1,403,977	1,403,977	—

Citigroup Global Markets, Inc.	2,634,751	—	2,634,751	2,634,751	—

RBC Dominion Securities, Inc.	2,005,347	—	2,005,347	2,005,347	—

State of Wisconsin Investment Board	2,590,949	—	2,590,949	2,590,949	—

Total	$11,093,650	—	$11,093,650	$11,093,650	—

8. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

Other Information

PROXY VOTE

A special meeting of the shareholders of AMG GW&K Global Allocation Fund (“Global Allocation”) was held on June 18, 2020, to vote on the proposal to approve a new subadvisory agreement between AMG Funds LLC (Investment Manager) and GW&K Investment Management, LLC (“GW&K”) with respect to the Fund. The proposal and result of the vote are summarized below.

		Number of Eligible Shareholders

Proposal	For	Against	Abstain

Approval of a new subadvisory agreement between the Investment Manager and GW&K with respect to Global Allocation	5,270,626	67,751	406,714

% of Shares Present	91.74%	1.18%	7.08%

% of Outstanding Shares	46.18%	0.59%	3.56%

Fund Totals:	Shares

Record Total	11,414,158

Shares Voted	5,745,091

Percent present	50.33%

Annual Renewal of Investment Management and Subadvisory Agreements

AMG GW&K Small Cap Core Fund, AMG GW&K Small/Mid Cap Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, AMG GW&K Enhanced Core Bond ESG Fund, and AMG GW&K Global Allocation Fund (formerly AMG Chicago Equity Partners Balanced Fund): Approval of Investment Management and Subadvisory Agreements on June 25, 2020

At a meeting held via telephone and video conference on June 25, 20201, the Board of Trustees (the “Board” or the “Trustees”) of each of AMG Funds and AMG Funds II (each, a “Trust” and collectively, the “Trusts”), and separately a majority of the Trustees who are not “interested persons” of the Trusts (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) and AMG Funds for each of AMG GW&K Small Cap Core Fund, AMG GW&K Small/Mid Cap Fund, AMG GW&K Municipal Enhanced Yield Fund and AMG GW&K Municipal Bond Fund, and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016; the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with the Investment Manager and AMG Funds II for AMG GW&K Enhanced Core Bond ESG Fund and AMG GW&K Global Allocation Fund (formerly AMG Chicago Equity Partners Balanced Fund), and separately each of Amendment No. 1 thereto, Amendment No. 2 thereto dated July 1, 2015, and Amendment No. 3 thereto dated October 1, 2016 (collectively, the “Investment Management Agreements”); and (ii) the Subadvisory Agreements, as amended at any time prior to the date of the meeting (collectively, the “Subadvisory Agreements”), with the Subadviser for each of AMG GW&K Small Cap Core Fund, AMG GW&K Small/Mid Cap Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund and AMG GW&K Enhanced Core Bond ESG Fund[2].The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreements and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to AMG GW&K Small Cap Core Fund, AMG GW&K Small/Mid Cap Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, AMG GW&K Enhanced Core Bond ESG Fund, and AMG GW&K Global Allocation

Fund (each, a “Fund,” and collectively, the “Funds”), the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”), other relevant matters, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreements and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreements and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreements and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trusts in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreements and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreements and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

For AMG GW&K Small Cap Core Fund, AMG GW&K Small/Mid Cap Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund and AMG GW&K Enhanced Core Bond ESG Fund, the Trustees also reviewed information relating to the Subadviser’s operations and personnel and

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in each Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE.

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources, and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Funds and its discussions with the Subadviser’s management regarding the factors that contributed to the performance of the Funds.

With respect to AMG GW&K Small Cap Core Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2020 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell 2000 Index. The Trustees took into account management’s discussion of the Fund’s performance, including the fact that the Fund ranked in the top decile relative to its Peer Group for all relevant time periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K Small/Mid Cap Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year and 3-year periods ended March 31, 2020 and for the period from the Fund’s inception on June 30, 2015 through March 31, 2020 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell 2500 Index. The Trustees took into account management’s discussion of the Fund’s performance, including the fact that Class I shares of the Fund ranked in the top decile relative to its Peer Group for the 1-year and 3-year periods and in the top third relative to its Peer Group for the period from the Fund’s inception to March 31, 2020. The Trustees also took into account the fact that the Fund made changes to its principal investment strategy in 2017. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K Municipal Enhanced Yield Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2020 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Bloomberg Barclays U.S. Municipal Bond BAA Index. The Trustees took into account management’s discussion of the Fund’s performance, including the fact that Class I shares of the Fund ranked in the top decile relative to its Peer Group for the 1-year period, in the top quintile relative to its Peer Group for the 3-year period, and in the top quartile relative to its Peer Group for the 5-year and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K Municipal Bond Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year, and 10-year periods ended March 31, 2020 was above the median performance of the Peer Group and below the performance of the Fund Benchmark, the

Bloomberg Barclays 10-Year Municipal Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to the Fund Benchmark. The Trustees also noted that Class I shares of the Fund ranked in the top quartile relative to its Peer Group for the 1-year and 3-year periods, in the top quintile relative to its Peer Group for the 5-year period and in the top decile relative to its Peer Group for the 10-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG GW&K Enhanced Core Bond ESG Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2020 was above, above, below, and below, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to the Fund Benchmark. The Trustees also noted that Class N shares of the Fund ranked in the top third relative to its Peer Group for the 1-year and 3-year periods. The Trustees also took into account the fact that the Fund transitioned to include an ESG strategy in 2019. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG GW&K Global Allocation Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund with that inception date) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2020 was below, above, above, and above, respectively, the median performance of the Peer Group and below, below, below, and above, respectively, the performance of the Fund Benchmark, a Composite Index (60% MSCI ACWI Index and 40% Bloomberg Barclays Global Aggregate Bond Index). The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to the Fund Benchmark. The Trustees also noted that Class N shares of the

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Fund ranked in the top third relative to its Peer Group for the 10-year period. The Trustees also took into account the fact that the Fund’s subadviser, investment strategy, and Fund Benchmark changed effective April 17, 2020, and that the performance information reflected that of the Fund’s prior subadviser and investment strategy. The Trustees concluded that the Fund’s performance is being addressed.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the change to the expense cap that was implemented during the past year for AMG GW&K Global Allocation Fund. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted payments made or to be made from the Subadviser to the Investment Manager, and other payments made or to be made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under each Investment Management Agreement and the profitability to the Investment

Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under each Investment Management

Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

For each of AMG GW&K Small Cap Core Fund, AMG GW&K Small/Mid Cap Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund and AMG GW&K Enhanced Core Bond ESG Fund, in considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from these relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under each Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG GW&K Small Cap Core Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2020 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2021, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.90%. The Trustees also took into account management’s discussion of the Fund’s expenses. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Small/Mid Cap Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares of the Fund as of March 31, 2020 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2021, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.85%. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Municipal Enhanced Yield Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares of the Fund as of March 31, 2020 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2021, to limit the

Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.59%. The Board also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

With respect to AMG GW&K Municipal Bond Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares of the Fund as of March 31, 2020 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2021, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.34%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Enhanced Core Bond ESG Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2020 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2021, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.48%. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Global Allocation Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2020 were higher and lower, respectively, than the average for the Peer Group. The Trustees took into account the fact that, effective April 17, 2020, the Investment Manager has contractually agreed, through May 1, 2022, to lower the Fund’s contractual expense limitation from 0.84% to 0.81% of the Fund’s net annual operating expenses (subject to certain excluded expenses). The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds and key competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager, the Fund’s advisory fees are reasonable.

*  *  *  *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under each Investment Management Agreement and each Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 25, 2020, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement for each Fund and the Subadvisory Agreement for each of AMG GW&K Small Cap Core Fund, AMG GW&K Small/Mid Cap Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund and AMG GW&K Enhanced Core Bond ESG Fund.

AMG Chicago Equity Partners Balanced Fund: Approval of Subadvisory Agreements on April 16, 2020

At a telephonic meeting held on April 16, 2020[3],the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds II (the “Trust”) (the “Independent Trustees”), unanimously voted to approve the interim subadvisory agreement between AMG Funds LLC (the “Investment Manager”) and GW&K Investment Management, LLC (“GW&K”) with respect to AMG Chicago Equity Partners Balanced

Fund (the “Fund”) (the “Interim Subadvisory Agreement”), and the new subadvisory agreement between the Investment Manager and GW&K with respect to the Fund (the “New Subadvisory Agreement” and together with the Interim Subadvisory Agreement, the “Agreements”), and the presentation of the New Subadvisory Agreement for shareholder approval at a special meeting to be held for such purpose. The Independent Trustees were separately represented by independent legal counsel in their consideration of the Agreements

In considering the Agreements, the Trustees considered the information relating to the Fund and GW&K provided to them in connection with the meeting on April 16, 2020 and other meetings of the Board throughout the last twelve months. In considering the Agreements, the Trustees also considered information relating to the eight other funds that GW&K sub-advises in the AMG Funds Family of Funds, which, as of April 16, 2020, consisted of 52 funds (the “AMG Funds Complex”). Prior to voting, the Independent Trustees: (a) reviewed the foregoing information; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Agreements; and (c) met with their independent legal counsel in a private session at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services to be provided by GW&K, the Trustees reviewed information relating to GW&K’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) that are intended to be used by GW&K in managing the Fund. Among other things, at this meeting and/or prior meetings, the Trustees reviewed information on portfolio management and other professional staff, information regarding GW&K’s organizational and management structure, GW&K’s compliance policies and procedures, and GW&K’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at GW&K that are expected to have portfolio management responsibility for the Fund. The Trustees noted that one proposed portfolio manager joined GW&K in 2005, one proposed portfolio manager joined GW&K in 2008, one proposed portfolio manager joined GW&K in 2015, and two proposed portfolio managers joined GW&K in 2019. The Trustees further noted that four of the proposed portfolio managers serve as portfolio manager or co-portfolio manager of at least one other fund subadvised by GW&K in the AMG Funds

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Complex, and noted that they were generally satisfied with the performance of such funds. In the course of their deliberations, the Trustees evaluated, among other things: (a) the expected services to be rendered by GW&K to the Fund; (b) the qualifications and experience of GW&K’s personnel; and (c) GW&K’s compliance program. The Trustees also considered GW&K’s risk management processes. The Trustees also took into account the financial condition of GW&K with respect to its ability to provide the services required under the Agreements and noted that, as of December 31, 2019, GW&K managed approximately $42 billion in assets.

PERFORMANCE.

Because GW&K was proposing to manage the Fund with a new global asset allocation investment strategy, the Trustees noted that they could not draw any conclusions regarding the performance of the Fund. The Trustees, however, considered information relating to GW&K’s performance managing global equity and fixed income strategies, including for other funds in the AMG Funds Complex, and GW&K’s experience with asset allocation strategies. The Trustees further considered the performance of the other funds in the AMG Funds Complex sub-advised by GW&K.

SUBADVISORY FEES, PROFITABILITY AND ECONOMIES OF SCALE.

The Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by GW&K. In considering the anticipated profitability of GW&K with respect to the provision of subadvisory services to the Fund, the Trustees considered information regarding GW&K’s organization, management and financial stability. The Trustees noted that, because GW&K is an affiliate of the Investment Manager, a portion of GW&K’s revenues or anticipated profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fee rate to be paid to GW&K under each Agreement was the same as the rate paid to Chicago Equity Partners, LLC (“CEP”) under the subadvisory agreement with CEP (the “Former Subadvisory Agreement”).

The Board took into account management’s discussion of the proposed subadvisory fee structure, and the services GW&K is expected to provide in performing its functions under the Agreements. The Trustees also were provided, in their June 27, 2019 in-person meeting, with the profitability of GW&K with respect to the other funds it sub-advises in the AMG Funds Complex. Based on the foregoing, the Trustees concluded that the profitability to GW&K is expected to be reasonable and that GW&K is not expected to realize material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In addition, the Trustees considered other potential benefits of the subadvisory relationship to GW&K, including, among others, the potential broadening of GW&K’s global asset allocation investment capabilities, as well as the indirect benefits that GW&K may receive from GW&K’s relationship with the Fund, including any so-called “fallout benefits” to GW&K, such as reputational value derived from GW&K serving as subadviser to the Fund, which bears GW&K’s name. Taking into account all of the foregoing, the Trustees concluded that, in light of the nature, extent and quality of the services to be provided by GW&K, and the other considerations noted above with respect to GW&K, the Fund’s subadvisory fees are reasonable.

*  *  *  *

After consideration of the foregoing, the Trustees reached the following conclusions (in addition to the conclusions discussed above) regarding each Agreement: (a) GW&K has demonstrated that it possesses the capability and resources to perform the duties required of it under each Agreement; (b) GW&K’s Investment Strategy is appropriate for pursuing the Fund’s investment objectives; (c) GW&K is reasonably likely to execute its investment strategy consistently over time; and (d) GW&K maintains appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on April 16, 2020, the Trustees, and separately a majority of the Independent Trustees, unanimously voted to approve each Agreement.

[1] The Trustees determined that the conditions surrounding COVID-19 constituted unforeseen or emergency circumstances and that reliance on the Securities and Exchange Commission’s (“SEC”) exemptive order, which provides relief from the in-person voting requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), in certain circumstances (the “In-Person Relief”), was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19. The Trustees unanimously wished to rely on the In-Person Relief with respect to the approval of those matters on the agenda for the June 25, 2020 meeting that would otherwise require in-person votes under the 1940 Act. The Trustees, including a majority of the Trustees who are not “interested persons” of AMG Funds or AMG Funds II, undertook to ratify the actions taken pursuant to the In-Person Relief at the Board’s next in-person meeting, consistent with the requirements of the In-Person Relief. See Investment Company Release No. 33897 (June 19, 2020). This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC (Investment Company Release No. 33824 (March 25, 2020)).

[2] At an in-person meeting held on March 19, 2020, the Board of Trustees of AMG Funds II, and separately a majority of the Independent Trustees, approved the Subadvisory Agreement with respect to AMG GW&K Global Allocation Fund, which was subsequently approved by the Fund’s shareholders at a special meeting held on June 18, 2020, for an initial two-year period.

[3] The Trustees determined that the conditions surrounding the COVID-19 virus constituted unforeseen or emergency circumstances and that reliance on the Securities and Exchange Commission’s (“SEC”) exemptive order, which provides relief from the in-person voting requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), in certain circumstances (the “In-Person Relief”), was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19. The Trustees unanimously wished to rely on the In-Person Relief with respect to the approval of those matters on the agenda for the April 16, 2020 meeting that would otherwise require in-person votes under the 1940 Act. The Trustees, including a majority of the Independent Trustees, undertook to ratify the actions taken pursuant to the In-Person Relief at the Board’s next in-person meeting, consistent with the requirements of the In-Person Relief. See Investment Company Release No. 33824 (March 25, 2020). This exemptive order supersedes a similar, earlier exemptive order issued by the SEC (Investment Company Release No. 33817 (March 13, 2020)).

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Mutual Fund Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 19, 2020, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

INVESTMENT MANAGER AND

ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

4400 Computer Drive

Westborough, MA 01581

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semiannual report or annual report, please visit amgfunds.com.

amgfunds.com |

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Managers Emerging Opportunities

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P. Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P. Federated MDTA LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

FIXED INCOME FUNDS

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Company, L.P.

amgfunds.com |	063020	SAR019

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS II

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	September 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	September 3, 2020

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	September 3, 2020